UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 002-75174
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 51	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03338
Amendment No. 77	☑
(Check appropriate box or boxes.)
Nationwide Multi-Flex Variable Account

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2017

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2017 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NEA Valuebuilder
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Multi-Flex Variable Account
The date of this prospectus is May 1, 2017.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2017), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 40. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The following underlying mutual funds are available under this contract.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
Dreyfus Variable Investment Fund - Quality Bond Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series)

Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series)
Invesco - Invesco V.I. American Franchise Fund: Series I Shares
Invesco - Invesco V.I. Global Health Care Fund: Series I Shares
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class Shares
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
For a complete list of funds, including funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Multi-Flex Variable Account, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring or Administrative Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Maximum Annual Contract Maintenance Charge	$30 [5]
Maximum Contract Exchange Fee (when applicable)	$40 [6]
Maximum School District Processing Fee (when applicable)	Greater of $30 or 0.40% of Contract Value[7]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)[8]
For contracts issued on or after the later of November 3, 1997 or the date on which state insurance authorities approve applicable contract modifications:
Actuarial Risk Fee	1.30%
For contracts issued prior to November 3, 1997 or on a date prior to which state insurance authorities approve applicable contract modifications:
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%

[1]	Starting with the second Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	The Contract Maintenance Charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.

[6]	Nationwide may assess a contract exchange fee upon exchange of the contract for another Nationwide contract.
[7]	Nationwide may assess a school district processing fee to reimburse it for charges assessed to Nationwide by individual school districts for the processing of employee payroll deductions.
[8]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account. They are charged on a daily basis at the annualized rate noted above.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2016, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	1.36%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the contract (1.30%).
The Example does not reflect the Maximum Contract Exchange Fee or the Maximum School District Processing Fee.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.36%)	$911	$1,350	$1,814	$3,386	*	$950	$1,614	$3,386	$311	$950	$1,614	$3,386
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$796	$1,007	$1,243	$2,255	*	$607	$1,043	$2,255	$196	$607	$1,043	$2,255
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.

The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs")
•	Non-Qualified Contracts
•	Qualified Plans
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts, the minimum initial purchase payment is $1,500. For all other contract types, there is no minimum initial purchase payment.
For Non-Qualified Contracts, the minimum subsequent purchase payment is $10. For all other contract types, there is no minimum subsequent purchase payment.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Mortality and Expense Risk Charge
For contracts issued before November 3, 1997, or before state approval of applicable contract modifications (whichever is later), Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administration Charge
For contracts issued before November 3, 1997, or before state approval of applicable contract modifications (whichever is later), Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Actuarial Risk Fee
For contracts issued on or after the later of November 3, 1997, or the date of state approval of applicable contract modifications (whichever is later), Nationwide deducts an Actuarial Risk Fee equal to an annualized rate of 1.30% of the Daily Net Assets. The Actuarial Risk Fee compensates Nationwide for for actuarial risks, including administrative costs it incurs relating to contract issuance and maintenance, and mortality risk expenses. Nationwide may realize a profit from this charge.
School District Processing Fee
For contracts issued on or after the later of November 3, 1997 or the date of state approval of applicable contract modifications (whichever is later), Nationwide may charge against the contract any charges assessed to Nationwide by individual school districts for the processing of employee payroll deductions.
This charge will not exceed the greater of $30 or 0.40% of the Contract Value. This charge will never exceed the exact amount billed to Nationwide by school districts for this service.
Nationwide will deduct these charges from the contract:
(1)	at the time the contract is surrendered;
(2)	annually;
(3)	at annuitization; or
(4)	on any other date Nationwide becomes subject to these charges.
Nationwide will determine the method that will be used to recoup these expenses. It will be at Nationwide’s sole discretion and may be changed without notice to Contract Owners.
Contract Exchange Fee
If a Contract Owner chooses to exchange the contract for another Nationwide contract (or a contract of any of its affiliates), Nationwide will make a determination as to the eligibility of such an exchange. In making the determination, Nationwide will apply its rules and regulations, which may include assessing a reasonable processing fee for the exchange. This fee will never exceed $40. The contract exchange fee will be in addition to any Contract Maintenance Charge that may be applicable.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
Nationwide will waive the Contract Maintenance Charge for:
(1)	Tax Sheltered Annuities issued on or after the later of May 1, 1997, or the date state insurance authorities in states having a Unified Billing Authority approve corresponding contract modifications; or
(2)	contracts issued to fund Qualified Plans (as defined by Section 401(k) of the Internal Revenue Code) on or after the later of November 3, 1997, or the date on which state insurance authorities approve applicable contract modifications.

Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 75th birthday) at no additional charge.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Security Distributors, LLC
The contracts are distributed by the general distributor, Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas, 66636-0001. SDL is registered as a broker/dealer with the NASD and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit Life Insurance Company.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Multi-Flex Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-NEA-VALU (1-800-632-8258) (TDD 1-800-238-3035)
•	by mail to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001
•	by fax at 1-785-368-1772
•	by Internet at nea.securitybenefit.com
Nationwide reserves the right to restrict or remove the ability to submit service requests via phone or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a Purchase Payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, and annuity payment options. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 9.2% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or sub-advisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.

Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or sub-adviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or sub-advisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.

Charges and Deductions
Mortality and Expense Risk Charge
For contracts issued before November 3, 1997, or before state approval of applicable contract modifications (whichever is later), Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administration Charge
For contracts issued before November 3, 1997, or before state approval of applicable contract modifications (whichever is later), Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Actuarial Risk Fee
For contracts issued on or after the later of November 3, 1997, or the date of state approval of applicable contract modifications (whichever is later), Nationwide deducts an Actuarial Risk Fee equal to an annualized rate of 1.30% of the Daily Net Assets. The Actuarial Risk Fee compensates Nationwide for for actuarial risks, including administrative costs it incurs relating to contract issuance and maintenance, and mortality risk expenses. Nationwide may realize a profit from this charge.
School District Processing Fee
For contracts issued on or after the later of November 3, 1997 or the date of state approval of applicable contract modifications (whichever is later), Nationwide may charge against the contract any charges assessed to Nationwide by individual school districts for the processing of employee payroll deductions.
This charge will not exceed the greater of $30 or 0.40% of the Contract Value. This charge will never exceed the exact amount billed to Nationwide by school districts for this service.
Nationwide will deduct these charges from the contract:
(1)	at the time the contract is surrendered;
(2)	annually;
(3)	at annuitization; or
(4)	on any other date Nationwide becomes subject to these charges.
Nationwide will determine the method that will be used to recoup these expenses. It will be at Nationwide’s sole discretion and may be changed without notice to Contract Owners.
Contract Exchange Fee
If a Contract Owner chooses to exchange the contract for another Nationwide contract (or a contract of any of its affiliates), Nationwide will make a determination as to the eligibility of such an exchange. In making the determination, Nationwide will apply its rules and regulations, which may include assessing a reasonable processing fee for the exchange. This fee will never exceed $40. The contract exchange fee will be in addition to any Contract Maintenance Charge that may be applicable.

Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.
Nationwide will waive the Contract Maintenance Charge for:
(1)	Tax Sheltered Annuities issued on or after the later of May 1, 1997, or the date state insurance authorities in states having a Unified Billing Authority approve corresponding contract modifications; or
(2)	contracts issued to fund Qualified Plans (as defined by Section 401(k) of the Internal Revenue Code) on or after the later of November 3, 1997, or the date on which state insurance authorities approve applicable contract modifications.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
Beginning with the second Contract Year, Contract Owner may withdraw without a CDSC the greater of:
(a)	an amount equal to 10% of all purchase payments made to the contract; or
(b)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon annuitization;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.

No CDSC applies to transfers between or among the various investment options in the contract.
For Tax Sheltered Annuities, contracts issued to Qualified Plans, and SEP IRAs, Nationwide will waive the CDSC when:
•	the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));
•	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));
•	the plan participant attains age 59½ and has participated in the contract for at least five years, as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant has participated in the contract for at least 15 years as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant dies; or
•	the contract is annuitized after two years from the inception of the contract.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.

Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant;
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing or over the telephone to the Service Center. Nationwide may restrict or withdraw the telephone transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
None of the underlying mutual funds assess a Short-Term Trading Fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract advisors via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Normally, Nationwide will not restrict transfers from the Sub-Accounts to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account. Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	a $30 Contract Maintenance Charge
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;

•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Qualified Contract or Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
Withdrawal provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a qualified plan.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a qualified plan.
Loan Privilege
The loan privilege is only available to owners of contracts issued to Qualified Plans and Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.

Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.

When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge).
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the Annuitant becomes the Contract Owner, unless the Contract Owner at the time of application named his or her estate to receive the contract.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death of Contract Owner/Annuitant
If a Contract Owner who is also the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
For contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve applicable contract modifications, if the Annuitant dies before the first day of the calendar month following his or her 75th birthday, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 75th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

For contracts issued before November 3, 1997, or before the date on which state insurance authorities approve applicable contract modifications, if the Annuitant dies before the first day of the calendar month following his or her 75th birthday, the death benefit will be the greater of:
(1)	the total of all purchase payments made to the contract, increased at an annual rate of 5% simple interest from the date of each purchase payment for each full year the payment has been in force, less any amounts withdrawn; or
(2)	the Contract Value.
Insurance regulations in the states of New York and North Carolina prohibit the death benefit described immediately above. For contracts issued in the states of New York and North Carolina, the death benefit will be the greater of:
(1)	the total of all purchase payments made to the contract, less any amounts withdrawn; or
(2)	the Contract Value.
For Tax Sheltered Annuities issued on or after the later of May 1, 1997, or the date on which state insurance authorities approve applicable contract modifications and before May 1, 1998, or the date insurance authorities approve applicable contract modifications, in states that use a Unified Billing Authority to process purchase payments, the death benefit will be the greater of:
(1)	the total of all purchase payments made to the contract, less any amounts withdrawn; or
(2)	the Contract Value.
For Tax Sheltered Annuities issued on or after May 1, 1998, or the date on which insurance authorities approve applicable contract modifications in states that use a Unified Billing Authority to process purchase payments, the death benefit will be the greater of;
(1)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; or
(2)	the Contract Value.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For all contracts, if the Annuitant dies after the first day of the calendar month following his or her 75th birthday and before the Annuitization Date, the death benefit will equal the Contract Value.
If the Annuitant dies after the Annuitization Date, payment will be determined according to the selected annuity payment option.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 75. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 75th birthday (or the 75th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.

Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;

•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.

Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $500, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These proceedings include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s condensed consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s condensed consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor ("DOL"), the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company ("NMIC") insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Security Distributors, LLC ("SDL")
The general distributor, SDL, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03338
Securities Act of 1933 Registration File No. 002-75174

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Dreyfus Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares (formerly, Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
Dreyfus Variable Investment Fund - Quality Bond Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to maximize total return, consisting of capital appreciation and current income.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of capital appreciation and income.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High level of total return.
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks capital growth.

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Institutional Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2016. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I - Q/NQ
2016	17.535111	18.518200	5.61%	2,495
2015	18.235397	17.535111	-3.84%	2,500
2014	16.818367	18.235397	8.43%	2,577
2013	14.511028	16.818367	15.90%	2,544
2012	13.150636	14.511028	10.34%	2,407
2011	12.648988	13.150636	3.97%	2,446
2010	11.479746	12.648988	10.19%	2,554
2009	10.071610	11.479746	13.98%	2,523
2008	12.808596	10.071610	-21.37%	2,669
2007	12.367801	12.808596	3.56%	2,909
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2016	21.887800	24.517043	12.01%	297
2015	23.496768	21.887800	-6.85%	349
2014	21.160454	23.496768	11.04%	350
2013	15.784735	21.160454	34.06%	1,402
2012	13.938033	15.784735	13.25%	1,465
2011	13.695034	13.938033	1.77%	3,991
2010	12.155673	13.695034	12.66%	3,995
2009	10.428550	12.155673	16.56%	4,799
2008	16.152841	10.428550	-35.44%	4,796
2007	16.377810	16.152841	-1.37%	5,220
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2016	48.733573	53.733031	10.26%	6,909
2015	48.834797	48.733573	-0.21%	9,094
2014	43.621992	48.834797	11.95%	12,305
2013	33.475038	43.621992	30.31%	14,208
2012	29.304986	33.475038	14.23%	15,475
2011	29.142973	29.304986	0.56%	20,355
2010	25.711436	29.142973	13.35%	22,408
2009	20.619961	25.711436	24.69%	23,154
2008	33.236639	20.619961	-37.96%	26,474
2007	31.995347	33.236639	3.88%	28,167
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2016	36.066321	39.291542	8.94%	3,545
2015	37.747291	36.066321	-4.45%	3,989
2014	33.709594	37.747291	11.98%	4,027
2013	25.422344	33.709594	32.60%	4,091
2012	23.003341	25.422344	10.52%	6,225
2011	23.097529	23.003341	-0.41%	8,059
2010	20.381821	23.097529	13.32%	8,867
2009	15.438795	20.381821	32.02%	9,509
2008	23.854205	15.438795	-35.28%	10,361
2007	22.424260	23.854205	6.38%	11,097

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2016	22.365193	23.820063	6.51%	1,322
2015	23.233286	22.365193	-3.74%	1,324
2014	21.777164	23.233286	6.69%	1,326
2013	18.219052	21.777164	19.53%	1,328
2012	16.716050	18.219052	8.99%	1,330
2011	15.535653	16.716050	7.60%	1,333
2010	13.649413	15.535653	13.82%	2,144
2009	11.283698	13.649413	20.97%	1,973
2008	16.228100	11.283698	-30.47%	2,186
2007	15.348290	16.228100	5.73%	2,132
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2016	32.128458	37.125545	15.55%	12,456
2015	33.310081	32.128458	-3.55%	13,249
2014	33.219217	33.310081	0.27%	14,066
2013	22.656895	33.219217	46.62%	16,617
2012	19.040563	22.656895	18.99%	18,045
2011	22.391202	19.040563	-14.96%	19,796
2010	17.297684	22.391202	29.45%	22,392
2009	13.905033	17.297684	24.40%	23,058
2008	22.575208	13.905033	-38.41%	22,783
2007	25.718654	22.575208	-12.22%	23,909
Dreyfus Variable Investment Fund - Quality Bond Portfolio: Initial Shares - Q/NQ
2016	20.493418	20.535109	0.20%	956
2015	21.111610	20.493418	-2.93%	937
2014	20.411085	21.111610	3.43%	914
2013	21.004120	20.411085	-2.82%	1,041
2012	19.889852	21.004120	5.60%	1,045
2011	18.827232	19.889852	5.64%	1,107
2010	17.600948	18.827232	6.97%	1,507
2009	15.512440	17.600948	13.46%	2,497
2008	16.402300	15.512440	-5.43%	3,596
2007	16.050943	16.402300	2.19%	3,519
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2016	17.314625	18.411252	6.33%	737
2015	17.470109	17.314625	-0.89%	1,313
2014	15.852658	17.470109	10.20%	1,366
2013	12.265000	15.852658	29.25%	1,442
2012	10.699883	12.265000	14.63%	5,164
2011	11.150978	10.699883	-4.05%	7,391
2010	9.662249	11.150978	15.41%	9,439
2009	7.226417	9.662249	33.71%	12,891
2008	12.775920	7.226417	-43.44%	11,987
2007	11.035607	12.775920	15.77%	7,490

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class - Q/NQ
2016	42.213786	49.173950	16.49%	9,432
2015	44.535430	42.213786	-5.21%	11,804
2014	41.503651	44.535430	7.30%	13,924
2013	32.813740	41.503651	26.48%	15,380
2012	28.341613	32.813740	15.78%	16,657
2011	28.437885	28.341613	-0.34%	21,745
2010	25.021562	28.437885	13.65%	26,752
2009	19.469675	25.021562	28.52%	29,564
2008	34.399609	19.469675	-43.40%	31,400
2007	34.329754	34.399609	0.20%	34,870
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - Q/NQ
2016	22.016329	24.905504	13.12%	5,995
2015	23.145857	22.016329	-4.88%	6,054
2014	23.182890	23.145857	-0.16%	6,191
2013	22.169780	23.182890	4.57%	5,700
2012	19.664524	22.169780	12.74%	6,009
2011	19.150855	19.664524	2.68%	7,017
2010	17.046557	19.150855	12.34%	8,076
2009	11.997168	17.046557	42.09%	9,439
2008	16.203802	11.997168	-25.96%	9,927
2007	15.973333	16.203802	1.44%	11,645
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2016	26.791282	28.424554	6.10%	2,876
2015	28.971832	26.791282	-7.53%	2,947
2014	32.939557	28.971832	-12.05%	3,436
2013	27.072505	32.939557	21.67%	3,758
2012	23.128788	27.072505	17.05%	3,861
2011	26.165913	23.128788	-11.61%	4,648
2010	24.394079	26.165913	7.26%	6,228
2009	17.995541	24.394079	35.56%	6,393
2008	30.507646	17.995541	-41.01%	6,879
2007	26.696591	30.507646	14.28%	8,623
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2016	11.711920	12.759544	8.94%	0
2015	11.945763	11.711920	-1.96%	0
2014	11.526303	11.945763	3.64%	0
2013	9.790050	11.526303	17.73%	0
2012	8.509267	9.790050	15.05%	0
2011	10.239629	8.509267	-16.90%	0
2010	8.967468	10.239629	14.19%	0
2009	7.588414	8.967468	18.17%	0
2008	12.478455	7.588414	-39.19%	0
2007	11.611969	12.478455	7.46%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2016	14.406995	15.450683	7.24%	0
2015	14.608358	14.406995	-1.38%	0
2014	13.092283	14.608358	11.58%	0
2013	10.162910	13.092283	28.82%	0
2012	8.892789	10.162910	14.28%	0
2011	9.417106	8.892789	-5.57%	0
2010	7.683587	9.417106	22.56%	0
2009	5.407517	7.683587	42.09%	0
2008	9.126180	5.407517	-40.75%	0
2007	10.323790	9.126180	-11.60%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2016	14.618570	15.585496	6.61%	0
2015	14.795255	14.618570	-1.19%	0
2014	14.047458	14.795255	5.32%	0
2013	12.448553	14.047458	12.84%	0
2012	11.133579	12.448553	11.81%	0
2011	11.206634	11.133579	-0.65%	0
2010	10.269513	11.206634	9.13%	0
2009	8.282144	10.269513	24.00%	0
2008	11.526482	8.282144	-28.15%	0
2007	11.014106	11.526482	4.65%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2016	15.013214	18.184579	21.12%	0
2015	15.961248	15.013214	-5.94%	0
2014	15.027691	15.961248	6.21%	0
2013	11.429531	15.027691	31.48%	0
2012	10.026025	11.429531	14.00%	0
2011	10.619379	10.026025	-5.59%	0
2010	9.226215	10.619379	15.10%	0
2009	7.027887	9.226215	31.28%	0
2008	11.564367	7.027887	-39.23%	0
2007	11.396634	11.564367	1.47%	476
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2016	16.273059	18.875928	15.99%	0
2015	17.165883	16.273059	-5.20%	0
2014	16.965521	17.165883	1.18%	0
2013	16.007249	16.965521	5.99%	0
2012	14.119380	16.007249	13.37%	0
2011	14.310203	14.119380	-1.33%	0
2010	12.560370	14.310203	13.93%	0
2009	7.366516	12.560370	70.51%	0
2008	10.659200	7.366516	-30.89%	0
2007	10.580725	10.659200	0.74%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2016	17.754538	22.186909	24.96%	195
2015	19.263307	17.754538	-7.83%	205
2014	19.790418	19.263307	-2.66%	205
2013	14.657801	19.790418	35.02%	204
2012	12.427059	14.657801	17.95%	208
2011	13.198645	12.427059	-5.85%	422
2010	10.971327	13.198645	20.30%	447
2009	7.128610	10.971327	53.91%	2,351
2008	11.760475	7.128610	-39.39%	2,392
2007	10.808181	11.760475	8.81%	216
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2016	16.045222	20.074335	25.11%	120
2015	17.441526	16.045222	-8.01%	270
2014	17.511361	17.441526	-0.40%	271
2013	13.307430	17.511361	31.59%	272
2012	11.512315	13.307430	15.59%	273
2011	12.608615	11.512315	-8.69%	274
2010	10.844411	12.608615	16.27%	275
2009	7.633907	10.844411	42.06%	276
2008	10.812208	7.633907	-29.40%	276
2007	10.755372	10.812208	0.53%	142
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2016	14.973052	16.767456	11.98%	0
2015	15.369203	14.973052	-2.58%	0
2014	14.311997	15.369203	7.39%	0
2013	10.259439	14.311997	39.50%	0
2012	9.318168	10.259439	10.10%	2,330
2011	9.629298	9.318168	-3.23%	2,331
2010	7.499011	9.629298	28.41%	0
2009	5.619860	7.499011	33.44%	0
2008	10.789150	5.619860	-47.91%	0
2007	10.351888	10.789150	4.22%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2016	14.589934	15.656663	7.31%	0
2015	14.012755	14.589934	4.12%	0
2014	12.320091	14.012755	13.74%	0
2013	9.730988	12.320091	26.61%	0
2012	8.905288	9.730988	9.27%	0
2011	9.429872	8.905288	-5.56%	0
2010	8.190457	9.429872	15.13%	0
2009	6.226170	8.190457	31.55%	0
2008	10.024404	6.226170	-37.89%	0
2007	10.826374	10.024404	-7.41%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2016	14.827526	14.967187	0.94%	3,009
2015	14.306525	14.827526	3.64%	3,412
2014	13.366845	14.306525	7.03%	3,546
2013	9.663996	13.366845	38.32%	3,650
2012*	10.000000	9.663996	-3.36%	3,710
Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ
2016	22.211004	19.410382	-12.61%	0
2015	21.813589	22.211004	1.82%	0
2014	18.468303	21.813589	18.11%	1,341
2013	13.313787	18.468303	38.72%	1,342
2012	11.157723	13.313787	19.32%	0
2011	10.874856	11.157723	2.60%	1,562
2010	10.464156	10.874856	3.92%	1,787
2009	8.303907	10.464156	26.01%	1,788
2008	11.786725	8.303907	-29.55%	1,789
2007	10.677037	11.786725	10.39%	1,790
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2016	12.725764	12.816996	0.72%	0
2015	13.087102	12.725764	-2.76%	108
2014	11.568145	13.087102	13.13%	108
2013	11.410916	11.568145	1.38%	108
2012	9.023969	11.410916	26.45%	109
2011	9.779112	9.023969	-7.72%	109
2010	8.431232	9.779112	15.99%	110
2009	6.494699	8.431232	29.82%	110
2008	11.888124	6.494699	-45.37%	109
2007	12.751928	11.888124	-6.77%	103
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2016	21.131124	20.762973	-1.74%	6,496
2015	21.923199	21.131124	-3.61%	6,455
2014	22.138590	21.923199	-0.97%	409
2013	18.846708	22.138590	17.47%	560
2012	16.528273	18.846708	14.03%	529
2011	17.956065	16.528273	-7.95%	657
2010	16.118982	17.956065	11.40%	660
2009	12.075540	16.118982	33.48%	919
2008	20.521458	12.075540	-41.16%	931
2007	18.125204	20.521458	13.22%	848

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Institutional Shares - Q/NQ
2016	24.732734	22.836922	-7.67%	1,758
2015	27.413939	24.732734	-9.78%	2,279
2014	31.517345	27.413939	-13.02%	2,088
2013	27.873233	31.517345	13.07%	2,026
2012	24.889269	27.873233	11.99%	4,171
2011	37.176251	24.889269	-33.05%	4,991
2010	30.058433	37.176251	23.68%	5,456
2009	16.960749	30.058433	77.22%	9,658
2008	35.885918	16.960749	-52.74%	11,774
2007	28.336913	35.885918	26.64%	11,348
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	20.665971	23.285671	12.68%	78
2015	21.498720	20.665971	-3.87%	79
2014	21.240186	21.498720	1.22%	81
2013	20.098521	21.240186	5.68%	82
2012	17.776228	20.098521	13.06%	114
2011	17.347537	17.776228	2.47%	114
2010	15.532705	17.347537	11.68%	115
2009	10.778990	15.532705	44.10%	1,227
2008	15.165895	10.778990	-28.93%	1,229
2007	14.899690	15.165895	1.79%	1,230
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2016	12.992707	14.568649	12.13%	0
2015	13.307515	12.992707	-2.37%	0
2014	12.648079	13.307515	5.21%	0
2013	8.910183	12.648079	41.95%	0
2012	7.719903	8.910183	15.42%	0
2011	8.849604	7.719903	-12.77%	0
2010	7.755653	8.849604	14.11%	0
2009	5.137150	7.755653	50.97%	0
2008*	10.000000	5.137150	-48.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2016	15.002665	16.305544	8.68%	0
2015	15.249664	15.002665	-1.62%	0
2014	13.969381	15.249664	9.16%	0
2013	10.199373	13.969381	36.96%	0
2012	9.268273	10.199373	10.05%	0
2011	9.698486	9.268273	-4.44%	0
2010	7.951186	9.698486	21.98%	0
2009	6.124558	7.951186	29.82%	0
2008*	10.000000	6.124558	-38.75%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2016	56.726519	56.406329	-0.56%	0
2015	57.536257	56.726519	-1.41%	0
2014	55.746949	57.536257	3.21%	0
2013	58.868655	55.746949	-5.30%	0
2012	57.876730	58.868655	1.71%	0
2011	54.670548	57.876730	5.86%	0
2010	52.862786	54.670548	3.42%	0
2009	52.156832	52.862786	1.35%	0
2008	49.056784	52.156832	6.32%	0
2007	46.385889	49.056784	5.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2016	56.705567	56.385496	-0.56%	2,340
2015	57.515007	56.705567	-1.41%	2,498
2014	55.726370	57.515007	3.21%	2,528
2013	58.846913	55.726370	-5.30%	2,658
2012	57.855359	58.846913	1.71%	2,716
2011	54.650359	57.855359	5.86%	2,643
2010	52.843264	54.650359	3.42%	3,693
2009	52.137572	52.843264	1.35%	3,839
2008	49.038674	52.137572	6.32%	4,007
2007	46.368773	49.038674	5.76%	3,260
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - NQ
2016	25.916780	25.582732	-1.29%	0
2015	26.258132	25.916780	-1.30%	0
2014	26.603979	26.258132	-1.30%	0
2013	26.954381	26.603979	-1.30%	0
2012	27.310368	26.954381	-1.30%	0
2011	27.669066	27.310368	-1.30%	0
2010	28.033457	27.669066	-1.30%	0
2009	28.390775	28.033457	-1.26%	0
2008	28.185866	28.390775	0.73%	0
2007	27.252995	28.185866	3.42%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q
2016	23.853062	23.545608	-1.29%	4,319
2015	24.167230	23.853062	-1.30%	4,658
2014	24.485537	24.167230	-1.30%	7,590
2013	24.808039	24.485537	-1.30%	7,595
2012	25.135681	24.808039	-1.30%	6,340
2011	25.465814	25.135681	-1.30%	6,347
2010	25.801190	25.465814	-1.30%	5,057
2009	26.130055	25.801190	-1.26%	5,062
2008	25.941461	26.130055	0.73%	9,101
2007	25.082875	25.941461	3.42%	3,385

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2016	23.618552	24.159142	2.29%	0
2015	22.769969	23.618552	3.73%	0
2014	21.203967	22.769969	7.39%	0
2013	15.715168	21.203967	34.93%	0
2012	13.415824	15.715168	17.14%	0
2011	13.902694	13.415824	-3.50%	0
2010	12.946450	13.902694	7.39%	0
2009*	10.000000	12.946450	29.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2016	15.005825	15.135607	0.86%	0
2015	14.698653	15.005825	2.09%	0
2014	13.484981	14.698653	9.00%	0
2013	10.139854	13.484981	32.99%	0
2012	8.829654	10.139854	14.84%	0
2011	9.213458	8.829654	-4.17%	0
2010	8.081308	9.213458	14.01%	0
2009	6.309071	8.081308	28.09%	0
2008*	10.000000	6.309071	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2016	14.539443	15.278796	5.09%	3,935
2015	14.758263	14.539443	-1.48%	3,960
2014	14.372720	14.758263	2.68%	4,642
2013	10.480364	14.372720	37.14%	4,745
2012	9.241391	10.480364	13.41%	5,333
2011	9.776372	9.241391	-5.47%	8,472
2010	7.810388	9.776372	25.17%	11,954
2009	6.224956	7.810388	25.47%	12,117
2008*	10.000000	6.224956	-37.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.718352	19.404857	16.07%	14,923
2015	17.441873	16.718352	-4.15%	15,893
2014	15.101350	17.441873	15.50%	16,431
2013	11.276879	15.101350	33.91%	19,337
2012	9.820513	11.276879	14.83%	23,353
2011	10.186047	9.820513	-3.59%	28,033
2010	8.626530	10.186047	18.08%	32,541
2009	6.698993	8.626530	28.77%	36,913
2008*	10.000000	6.698993	-33.01%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - NQ
2016	144.559748	158.936126	9.94%	124
2015	145.106487	144.559748	-0.38%	127
2014	131.092754	145.106487	10.69%	131
2013	101.309617	131.092754	29.40%	135
2012	89.872231	101.309617	12.73%	140
2011	90.574570	89.872231	-0.78%	145
2010	80.887619	90.574570	11.98%	150
2009	64.992222	80.887619	24.46%	156
2008	112.670062	64.992222	-42.32%	163
2007	105.528470	112.670062	6.77%	165
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2016	148.840893	163.643033	9.94%	2,540
2015	149.403818	148.840893	-0.38%	3,380
2014	134.975081	149.403818	10.69%	4,037
2013	104.309906	134.975081	29.40%	4,794
2012	92.533802	104.309906	12.73%	5,266
2011	93.256923	92.533802	-0.78%	6,775
2010	83.283096	93.256923	11.98%	8,164
2009	66.916953	83.283096	24.46%	8,716
2008	116.006751	66.916953	-42.32%	9,456
2007	108.653662	116.006751	6.77%	10,695
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class Shares - Q/NQ
2016	9.583244	9.874744	3.04%	6,362
2015*	10.000000	9.583244	-4.17%	6,489
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2016	13.108785	13.609948	3.82%	1,189
2015	13.650653	13.108785	-3.97%	1,223
2014	13.415731	13.650653	1.75%	1,339
2013	14.972496	13.415731	-10.40%	1,538
2012	13.949036	14.972496	7.34%	1,597
2011	12.655520	13.949036	10.22%	229
2010	11.860177	12.655520	6.71%	38
2009	10.153568	11.860177	16.81%	38
2008	11.064532	10.153568	-8.23%	38
2007	10.132387	11.064532	9.20%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2016	15.104120	15.308687	1.35%	453
2015	15.236698	15.104120	-0.87%	2,649
2014	14.805070	15.236698	2.92%	11,530
2013	15.299257	14.805070	-3.23%	11,534
2012	14.143480	15.299257	8.17%	11,539
2011	13.830702	14.143480	2.26%	10,184
2010	12.961276	13.830702	6.71%	1,301
2009	11.516424	12.961276	12.55%	1,337
2008	11.139136	11.516424	3.39%	1,414
2007	10.379205	11.139136	7.32%	959

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2016	11.445569	13.524079	18.16%	0
2015	13.246627	11.445569	-13.60%	188
2014	13.919215	13.246627	-4.83%	188
2013	11.656263	13.919215	19.41%	189
2012	10.975482	11.656263	6.20%	1,762
2011	12.650700	10.975482	-13.24%	1,832
2010	9.862318	12.650700	28.27%	260
2009	6.322436	9.862318	55.99%	261
2008	11.291953	6.322436	-44.01%	259
2007	11.003808	11.291953	2.62%	2,197

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.

However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions and are therefore not subject to the one rollover per year limitation. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

IRAs and SEP IRAs
Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2017, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

NEA Valuebuilder
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2017
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Multi-Flex Variable Account
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2017. The prospectus may be obtained from NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001, or calling 1-800-NEA-VALU (1-800-632-8258). Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Multi-Flex Variable Account (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $209 billion as of December 31, 2016.
Services
Nationwide and Security Benefit Life ("SBL") have responsibility for administration of the contracts and the Variable Account. Nationwide and SBL maintain records including the name, address, taxpayer identification number, and other pertinent information, such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide. Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements are related to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Multi-Flex Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
2

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
Effective November 10, 2000, the contracts, which are offered continuously, are distributed by Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636 – 0001. Prior to November 14, 2000, the contracts were distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. No underwriting commissions have been paid by Nationwide to SDI for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
892,637 shares (cost $27,717,021)	$40,936,350
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
426,795 shares (cost $12,889,996)	16,158,470
Templeton Foreign Securities Fund - Class 1 (TIF)
901,138 shares (cost $13,244,485)	12,516,809
Overseas Portfolio: Institutional Shares (JAIG)
205,162 shares (cost $7,635,630)	5,085,964
Federated NVIT High Income Bond Fund - Class I (HIBF)
144,870 shares (cost $977,775)	946,000
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
29,213 shares (cost $274,043)	283,655
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
13,380 shares (cost $193,441)	175,946
NVIT Nationwide Fund - Class I (TRF)
3,977,274 shares (cost $40,915,921)	63,676,154
NVIT Government Bond Fund - Class I (GBF)
1,438,768 shares (cost $16,525,759)	15,423,593
NVIT Money Market Fund - Class I (SAM)
4,570,678 shares (cost $4,570,646)	4,570,678
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
15,429 shares (cost $187,813)	168,796
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
608,376 shares (cost $6,096,944)	6,168,936
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,235,942 shares (cost $22,708,481)	23,812,786
NVIT Large Cap Growth Fund - Class I (NVOLG1)
302,245 shares (cost $5,689,950)	4,808,726
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
329,786 shares (cost $7,769,670)	7,456,453
VP Balanced Fund - Class I (ACVB)
572,529 shares (cost $4,103,237)	3,990,530
VP Capital Appreciation Fund - Class I (ACVCA)
324,259 shares (cost $4,012,078)	4,533,141
VP Income & Growth Fund - Class I (ACVIG)
320,641 shares (cost $2,211,017)	2,988,373
Appreciation Portfolio - Initial Shares (DCAP)
121,628 shares (cost $4,383,556)	4,987,977
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
715,087 shares (cost $25,796,346)	35,353,882
Quality Bond Portfolio - Initial Shares (DQBP)
322,447 shares (cost $3,727,864)	3,769,409
Contrafund(R)Portfolio - Service Class 2 (FC2)
127,887 shares (cost $3,665,607)	4,149,933
Equity-Income Portfolio - Initial Class (FEIP)
2,015,831 shares (cost $43,244,845)	44,287,817
High Income Portfolio - Initial Class (FHIP)
1,711,774 shares (cost $8,919,235)	9,209,342
Real Return Portfolio - Administrative Class (PMVRRA)
144,175 shares (cost $1,930,150)	1,769,024
Total Return Portfolio - Administrative Class (PMVTRA)
233,538 shares (cost $2,627,889)	2,484,840
VI American Franchise Fund - Series I Shares (ACEG)
26,555 shares (cost $1,060,579)	1,422,839

VI Global Health Care Fund - Series I Shares (IVHS)
17,343 shares (cost $547,592)	418,145
VI Global Real Estate Fund - Series I Shares (IVRE)
66,436 shares (cost $1,034,990)	1,072,936
VI International Growth Fund - Series I Shares (AVIE)
43,003 shares (cost $1,435,846)	1,414,359
Micro-Cap Portfolio - Investment Class (ROCMC)
74,698 shares (cost $845,718)	829,893
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
59,459 shares (cost $699,920)	771,782
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
8,356 shares (cost $302,923)	404,682
Series N (Managed Asset Allocation Series) (SBLN)
15,440 shares (cost $374,795)	443,741
Series O (All Cap Value Series) (SBLO)
26,050 shares (cost $682,951)	886,989
Series P (High Yield Series) (SBLP)
13,955 shares (cost $431,653)	430,238
Series Q (Small Cap Value Series) (SBLQ)
29,762 shares (cost $1,234,671)	1,369,341
Series V (Mid Cap Value Series) (SBLV)
41,182 shares (cost $2,618,991)	3,061,468
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
20,372 shares (cost $556,862)	673,905
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
8,502 shares (cost $128,228)	133,911

Total Investments	$333,047,813

Accounts Receivable - VP Income & Growth Fund - Class I (ACVIG)	1,228
Accounts Receivable - VI Global Health Care Fund - Series I Shares (IVHS)	114
Accounts Receivable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	60
Accounts Receivable - Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	72
Accounts Receivable - Real Return Portfolio - Administrative Class (PMVRRA)	992
Accounts Receivable - Total Return Portfolio - Administrative Class (PMVTRA)	2,852
Accounts Receivable - Series P (High Yield Series) (SBLP)	415
Accounts Receivable - Quality Bond Portfolio - Initial Shares (DQBP)	642
Accounts Payable - VI Global Real Estate Fund - Series I Shares (IVRE)	(340)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(5,065)
Accounts Payable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(30,059)
Accounts Payable - Micro-Cap Portfolio - Investment Class (ROCMC)	(345)
Accounts Payable - Series N (Managed Asset Allocation Series) (SBLN)	(188)
Accounts Payable - Series O (All Cap Value Series) (SBLO)	(1,410)
Accounts Payable - Series V (Mid Cap Value Series) (SBLV)	(991)
Accounts Payable - Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	(514)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(958)
Accounts Payable - Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	(152)
Accounts Payable - Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	(18)
Accounts Payable - Overseas Portfolio: Institutional Shares (JAIG)	(118)
Other Accounts Payable	(13,449)

$333,000,581

Contract Owners’ Equity:
Accumulation units	332,885,084
Contracts in payout (annuitization) period (note 1f)	115,497

Total Contract Owners’ Equity (note 5)	$333,000,581

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	DSIF	DSRG	TIF	JAIG	HIBF	NVNMO1	NVNSR1
Reinvested dividends	$5,122,601	806,987	203,683	269,818	252,459	51,826	2,134	1,369
Mortality and expense risk charges (note 2)	(4,123,242)	(507,077)	(197,612)	(154,577)	(67,385)	(11,120)	(3,443)	(1,845)

Net investment income (loss)	999,359	299,910	6,071	115,241	185,074	40,706	(1,309)	(476)

Realized gain (loss) on investments	6,574,286	2,313,393	409,974	(4,407)	(578,364)	(3,211)	3,792	(1,671)
Change in unrealized gain (loss) on investments	7,314,098	(60,716)	(607,843)	416,181	(265,475)	69,687	15,805	(2,242)

Net gain (loss) on investments	13,888,384	2,252,677	(197,869)	411,774	(843,839)	66,476	19,597	(3,913)

Reinvested capital gains	15,731,078	1,426,645	1,547,567	211,534	168,549	-	13,464	17,086

Net increase (decrease) in contract owners’ equity resulting from operations	$30,618,821	3,979,232	1,355,769	738,549	(490,216)	107,182	31,752	12,697

Investment Activity:	TRF	GBF	SAM	NVMLG1	NVMMG1	NVMMV2	NVOLG1	AMCG
Reinvested dividends	$874,814	313,234	286	1,590	-	314,438	35,592	-
Mortality and expense risk charges (note 2)	(796,435)	(209,573)	(64,899)	(2,261)	(76,871)	(287,250)	(45,859)	(96,054)

Net investment income (loss)	78,379	103,661	(64,613)	(671)	(76,871)	27,188	(10,267)	(96,054)

Realized gain (loss) on investments	2,093,352	(99,191)	-	5,385	220,988	563,111	(93,413)	(73,041)
Change in unrealized gain (loss) on investments	3,741,799	(82,521)	-	(28,529)	(562,389)	837,940	(866,727)	35,391

Net gain (loss) on investments	5,835,151	(181,712)	-	(23,144)	(341,401)	1,401,051	(960,140)	(37,650)

Reinvested capital gains	-	-	99	25,724	699,898	2,012,107	1,083,830	351,832

Net increase (decrease) in contract owners’ equity resulting from operations	$5,913,530	(78,051)	(64,514)	1,909	281,626	3,440,346	113,423	218,128

Investment Activity:	ACVB	ACVCA	ACVIG	DCAP	DSC	DQBP	FC2	FEIP
Reinvested dividends	$64,388	-	70,393	81,034	-	77,606	24,908	951,440
Mortality and expense risk charges (note 2)	(51,553)	(60,015)	(37,358)	(62,079)	(399,935)	(54,130)	(52,635)	(529,761)

Net investment income (loss)	12,835	(60,015)	33,035	18,955	(399,935)	23,476	(27,727)	421,679

Realized gain (loss) on investments	44,882	199,711	130,708	180,643	733,712	111,191	366,125	(1,043,525)
Change in unrealized gain (loss) on investments	(20,503)	(508,546)	122,861	(613,879)	1,887,149	(97,550)	(460,903)	4,395,778

Net gain (loss) on investments	24,379	(308,835)	253,569	(433,236)	2,620,861	13,641	(94,778)	3,352,253

Reinvested capital gains	179,873	450,449	55,535	721,372	2,571,598	-	351,481	2,707,865

Net increase (decrease) in contract owners’ equity resulting from operations	$217,087	81,599	342,139	307,091	4,792,524	37,117	228,976	6,481,797

Investment Activity:	FHIP	PMVRRA	PMVTRA	ACEG	IVHS	IVRE	AVIE	ROCMC
Reinvested dividends	$474,357	38,281	54,464	-	-	17,527	19,592	5,308
Mortality and expense risk charges (note 2)	(115,343)	(21,442)	(32,991)	(19,019)	(7,993)	(14,205)	(18,355)	(9,605)

Net investment income (loss)	359,014	16,839	21,473	(19,019)	(7,993)	3,322	1,237	(4,297)

Realized gain (loss) on investments	(183,950)	(70,541)	(31,925)	88,077	(3,271)	36,140	63,503	(25,794)
Change in unrealized gain (loss) on investments	962,671	115,546	47,327	(182,661)	(181,216)	(46,437)	(98,286)	150,439

Net gain (loss) on investments	778,721	45,005	15,402	(94,584)	(184,487)	(10,297)	(34,783)	124,645

Reinvested capital gains	-	-	-	132,992	87,692	20,504	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,137,735	61,844	36,875	19,389	(104,788)	13,529	(33,546)	120,348

Investment Activity:	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX
Reinvested dividends	$24,691	2,814	5,162	12,215	32,937	1,494	26,699	2,123
Mortality and expense risk charges (note 2)	(10,173)	(4,944)	(5,464)	(10,083)	(4,948)	(15,476)	(35,223)	(7,180)

Net investment income (loss)	14,518	(2,130)	(302)	2,132	27,989	(13,982)	(8,524)	(5,057)

Realized gain (loss) on investments	46,892	15,278	16,837	21,326	989	28,826	119,836	29,355
Change in unrealized gain (loss) on investments	10,889	13,248	3,022	103,890	28,812	164,840	248,213	13,174

Net gain (loss) on investments	57,781	28,526	19,859	125,216	29,801	193,666	368,049	42,529

Reinvested capital gains	-	2,368	8,242	31,618	-	104,717	281,350	30,973

Net increase (decrease) in contract owners’ equity resulting from operations	$72,299	28,764	27,799	158,966	57,790	284,401	640,875	68,445

Investment Activity:	SBLY	CAF
Reinvested dividends	$726	6,212
Mortality and expense risk charges (note 2)	(1,578)	(19,493)

Net investment income (loss)	(852)	(13,281)

Realized gain (loss) on investments	9,641	932,923
Change in unrealized gain (loss) on investments	(2,301)	(1,381,840)

Net gain (loss) on investments	7,340	(448,917)

Reinvested capital gains	5,032	429,082

Net increase (decrease) in contract owners’ equity resulting from operations	$11,520	(33,116)

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		DSIF		DSRG		TIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$999,359	1,207,015	299,910	234,069	6,071	(35,963)	115,241	330,795
Realized gain (loss) on investments	6,574,286	9,662,446	2,313,393	1,993,116	409,974	512,368	(4,407)	584,256
Change in unrealized gain (loss) on investments	7,314,098	(38,487,336)	(60,716)	(3,503,159)	(607,843)	(3,506,160)	416,181	(2,409,771)
Reinvested capital gains	15,731,078	18,142,762	1,426,645	1,231,369	1,547,567	2,282,552	211,534	485,044

Net increase (decrease) in contract owners’ equity resulting from operations	30,618,821	(9,475,113)	3,979,232	(44,605)	1,355,769	(747,203)	738,549	(1,009,676)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,618,047	5,087,662	519,329	670,320	184,159	194,615	161,848	217,032
Transfers between subaccounts (including fixed account), net (note 3)	(2,705,542)	(1,553,253)	(138,696)	(314,582)	(66,313)	(129,449)	(107,438)	(466,090)
Redemptions	(32,253,904)	(37,763,335)	(4,361,688)	(4,824,757)	(1,354,060)	(1,313,728)	(980,027)	(1,420,553)
Annuity benefits	(12,005)	(12,202)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(204,617)	(225,521)	(21,555)	(23,133)	(8,009)	(8,796)	(6,244)	(7,509)
Contingent deferred sales charges (note 2)	(241,279)	(261,687)	(32,952)	(35,197)	(16,851)	(18,232)	(11,195)	(12,191)
Adjustments to maintain reserves	100,135	1,209	3,433	1,229	(1,406)	286	(783)	383

Net equity transactions	(30,699,165)	(34,727,127)	(4,032,129)	(4,526,120)	(1,262,480)	(1,275,304)	(943,839)	(1,688,928)

Net change in contract owners’ equity	(80,344)	(44,202,240)	(52,897)	(4,570,725)	93,289	(2,022,507)	(205,290)	(2,698,604)
Contract owners’ equity beginning of period	333,080,925	377,283,165	40,986,759	45,557,484	16,064,337	18,086,844	12,720,164	15,418,768

Contract owners’ equity end of period	$333,000,581	333,080,925	40,933,862	40,986,759	16,157,626	16,064,337	12,514,874	12,720,164

CHANGES IN UNITS:
Beginning units	10,256,178	11,094,060	841,095	932,974	445,367	479,122	474,810	532,232
Units purchased	1,110,220	1,027,601	41,762	36,210	15,276	8,259	25,045	16,017
Units redeemed	(2,044,561)	(1,865,483)	(121,017)	(128,089)	(49,403)	(42,014)	(59,500)	(73,439)

Ending units	9,321,837	10,256,178	761,840	841,095	411,240	445,367	440,355	474,810

	JAIG		HIBF		NVNMO1		NVNSR1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$185,074	(49,379)	40,706	35,097	(1,309)	(1,485)	(476)	(1,398)
Realized gain (loss) on investments	(578,364)	(536,764)	(3,211)	(8,441)	3,792	7,877	(1,671)	33,686
Change in unrealized gain (loss) on investments	(265,475)	(299,685)	69,687	(66,199)	15,805	(37,554)	(2,242)	(58,049)
Reinvested capital gains	168,549	210,401	-	8,639	13,464	24,977	17,086	23,671

Net increase (decrease) in contract owners’ equity resulting from operations	(490,216)	(675,427)	107,182	(30,904)	31,752	(6,185)	12,697	(2,090)

Equity transactions:
Purchase payments received from contract owners (note 3)	84,518	114,939	14,714	14,501	4,236	4,958	4,234	7,942
Transfers between subaccounts (including fixed account), net (note 3)	(222,375)	(140,305)	148,262	(23,752)	(13,060)	(2,961)	50,307	(98,662)
Redemptions	(580,771)	(863,683)	(107,005)	(149,351)	(15,430)	(24,386)	(15,621)	(25,848)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,754)	(3,721)	(455)	(467)	(138)	(149)	(74)	(100)
Contingent deferred sales charges (note 2)	(4,409)	(5,405)	(494)	(485)	(156)	(199)	(224)	(139)
Adjustments to maintain reserves	1,953	520	37	97	84	(114)	94	(25)

Net equity transactions	(723,838)	(897,655)	55,059	(159,457)	(24,464)	(22,851)	38,716	(116,832)

Net change in contract owners’ equity	(1,214,054)	(1,573,082)	162,241	(190,361)	7,288	(29,036)	51,413	(118,922)
Contract owners’ equity beginning of period	6,299,900	7,872,982	783,868	974,229	276,375	305,411	124,605	243,527

Contract owners’ equity end of period	$5,085,846	6,299,900	946,109	783,868	283,663	276,375	176,018	124,605

CHANGES IN UNITS:
Beginning units	254,747	287,231	37,923	45,313	21,276	22,946	8,307	15,969
Units purchased	15,179	9,739	16,938	3,027	690	956	6,429	2,367
Units redeemed	(47,253)	(42,223)	(14,238)	(10,417)	(2,497)	(2,626)	(3,944)	(10,029)

Ending units	222,673	254,747	40,623	37,923	19,469	21,276	10,792	8,307

	TRF		GBF		SAM		NVMLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$78,379	(69,013)	103,661	65,488	(64,613)	(70,859)	(671)	(1,278)
Realized gain (loss) on investments	2,093,352	2,445,441	(99,191)	(138,735)	-	-	5,385	5,771
Change in unrealized gain (loss) on investments	3,741,799	(2,549,634)	(82,521)	(152,338)	-	-	(28,529)	(15,950)
Reinvested capital gains	-	-	-	-	99	-	25,724	14,935

Net increase (decrease) in contract owners’ equity resulting from operations	5,913,530	(173,206)	(78,051)	(225,585)	(64,514)	(70,859)	1,909	3,478

Equity transactions:
Purchase payments received from contract owners (note 3)	600,028	597,029	193,543	190,311	536,021	604,506	8,559	2,702
Transfers between subaccounts (including fixed account), net (note 3)	(781,259)	(360,689)	1,101,744	(875,012)	563,394	691,104	(1,536)	18,528
Redemptions	(5,354,372)	(6,008,342)	(1,682,030)	(1,557,180)	(1,976,937)	(1,697,009)	(21,447)	(18,479)
Annuity benefits	(10,660)	(10,994)	(733)	(753)	(357)	(455)	-	-
Contract maintenance charges (note 2)	(52,155)	(56,353)	(14,125)	(15,038)	(5,093)	(5,633)	(91)	(86)
Contingent deferred sales charges (note 2)	(28,416)	(27,946)	(7,595)	(7,969)	(2,302)	(2,784)	(63)	(68)
Adjustments to maintain reserves	(20,169)	(3,221)	2,172	567	1,102	2,002	(6)	41

Net equity transactions	(5,647,003)	(5,870,516)	(407,024)	(2,265,074)	(884,172)	(408,269)	(14,584)	2,638

Net change in contract owners’ equity	266,527	(6,043,722)	(485,075)	(2,490,659)	(948,686)	(479,128)	(12,675)	6,116
Contract owners’ equity beginning of period	63,395,989	69,439,711	15,911,279	18,401,938	5,518,406	5,997,534	181,531	175,415

Contract owners’ equity end of period	$63,662,516	63,395,989	15,426,204	15,911,279	4,569,720	5,518,406	168,856	181,531

CHANGES IN UNITS:
Beginning units	427,871	466,817	280,536	319,887	227,363	245,448	12,094	11,933
Units purchased	7,859	6,144	46,540	11,241	102,028	76,291	2,750	1,685
Units redeemed	(44,781)	(45,090)	(53,567)	(50,592)	(139,573)	(94,376)	(3,691)	(1,524)

Ending units	390,949	427,871	273,509	280,536	189,818	227,363	11,153	12,094

	NVMMG1		NVMMV2		NVOLG1		AMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(76,871)	(93,534)	27,188	(25,213)	(10,267)	(723)	(96,054)	(15,795)
Realized gain (loss) on investments	220,988	430,331	563,111	790,190	(93,413)	481	(73,041)	(4,053)
Change in unrealized gain (loss) on investments	(562,389)	(1,403,611)	837,940	(4,380,142)	(866,727)	(12,701)	35,391	(348,608)
Reinvested capital gains	699,898	1,027,823	2,012,107	2,637,590	1,083,830	17,079	351,832	-

Net increase (decrease) in contract owners’ equity resulting from operations	281,626	(38,991)	3,440,346	(977,575)	113,423	4,136	218,128	(368,456)

Equity transactions:
Purchase payments received from contract owners (note 3)	59,240	65,845	378,367	284,774	(43,969)	1,283	118,513	7,699
Transfers between subaccounts (including fixed account), net (note 3)	(44,153)	(194,379)	(694,206)	(22,811)	4,842,815	6,066	(44,310)	8,539,848
Redemptions	(716,464)	(747,821)	(1,949,461)	(2,386,376)	(322,212)	(8,628)	(889,509)	(112,155)
Annuity benefits	-	-	-	-	-	-	(102)	-
Contract maintenance charges (note 2)	(3,125)	(3,794)	(11,698)	(12,580)	(3,128)	(57)	(5,471)	(808)
Contingent deferred sales charges (note 2)	(6,260)	(6,833)	(18,506)	(20,725)	(137)	(53)	(6,042)	(1,080)
Adjustments to maintain reserves	108	(661)	(10,449)	5,498	113,608	(11)	1,322	(808)

Net equity transactions	(710,654)	(887,643)	(2,305,953)	(2,152,220)	4,586,977	(1,400)	(825,599)	8,432,696

Net change in contract owners’ equity	(429,028)	(926,634)	1,134,393	(3,129,795)	4,700,400	2,736	(607,471)	8,064,240
Contract owners’ equity beginning of period	6,592,899	7,519,533	22,648,334	25,778,129	108,298	105,562	8,064,240	-

Contract owners’ equity end of period	$6,163,871	6,592,899	23,782,727	22,648,334	4,808,698	108,298	7,456,769	8,064,240

CHANGES IN UNITS:
Beginning units	453,432	509,454	1,354,568	1,478,101	4,585	4,636	433,318	-
Units purchased	15,141	11,277	55,953	45,031	231,285	553	28,565	439,707
Units redeemed	(65,178)	(67,299)	(184,611)	(168,564)	(36,827)	(604)	(79,807)	(6,389)

Ending units	403,395	453,432	1,225,910	1,354,568	199,043	4,585	382,076	433,318

	ACVB		ACVCA		ACVIG		DCAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$12,835	21,453	(60,015)	(69,067)	33,035	27,178	18,955	23,885
Realized gain (loss) on investments	44,882	189,675	199,711	246,421	130,708	176,656	180,643	86,802
Change in unrealized gain (loss) on investments	(20,503)	(867,297)	(508,546)	(482,052)	122,861	(730,291)	(613,879)	(573,254)
Reinvested capital gains	179,873	481,939	450,449	349,579	55,535	297,435	721,372	261,849

Net increase (decrease) in contract owners’ equity resulting from operations	217,087	(174,230)	81,599	44,881	342,139	(229,022)	307,091	(200,718)

Equity transactions:
Purchase payments received from contract owners (note 3)	43,734	57,723	9,671	27,345	37,333	32,974	61,354	71,680
Transfers between subaccounts (including fixed account), net (note 3)	71,393	(475,522)	(62,929)	(77,894)	38,982	(205,680)	(23,479)	(27,421)
Redemptions	(451,951)	(547,680)	(325,091)	(427,188)	(360,258)	(390,912)	(425,840)	(439,885)
Annuity benefits	-	-	(153)	-	-	-	-	-
Contract maintenance charges (note 2)	(2,534)	(2,958)	(4,683)	(5,141)	(1,517)	(1,699)	(2,520)	(2,780)
Contingent deferred sales charges (note 2)	(2,160)	(2,541)	-	-	(2,624)	(2,861)	(4,154)	(4,207)
Adjustments to maintain reserves	(535)	(122)	84	(36)	317	(240)	(656)	1,846

Net equity transactions	(342,053)	(971,100)	(383,101)	(482,914)	(287,767)	(568,418)	(395,295)	(400,767)

Net change in contract owners’ equity	(124,966)	(1,145,330)	(301,502)	(438,033)	54,372	(797,440)	(88,204)	(601,485)
Contract owners’ equity beginning of period	4,115,338	5,260,668	4,834,674	5,272,707	2,935,229	3,732,669	5,076,350	5,677,835

Contract owners’ equity end of period	$3,990,372	4,115,338	4,533,172	4,834,674	2,989,601	2,935,229	4,988,146	5,076,350

CHANGES IN UNITS:
Beginning units	234,642	288,429	101,182	111,017	134,091	158,837	226,928	244,417
Units purchased	34,193	13,392	40	656	9,985	6,193	7,247	6,543
Units redeemed	(53,366)	(67,179)	(8,268)	(10,491)	(22,152)	(30,939)	(24,765)	(24,032)

Ending units	215,469	234,642	92,954	101,182	121,924	134,091	209,410	226,928

	DSC		DQBP		FC2		FEIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(399,935)	(461,803)	23,476	37,637	(27,727)	(19,889)	421,679	830,819
Realized gain (loss) on investments	733,712	1,192,672	111,191	40,903	366,125	395,290	(1,043,525)	(499,382)
Change in unrealized gain (loss) on investments	1,887,149	(2,449,805)	(97,550)	(221,178)	(460,903)	(858,092)	4,395,778	(7,028,220)
Reinvested capital gains	2,571,598	561,464	-	-	351,481	416,216	2,707,865	4,348,308

Net increase (decrease) in contract owners’ equity resulting from operations	4,792,524	(1,157,472)	37,117	(142,638)	228,976	(66,475)	6,481,797	(2,348,475)

Equity transactions:
Purchase payments received from contract owners (note 3)	448,595	482,327	60,901	79,196	80,483	77,202	534,594	597,965
Transfers between subaccounts (including fixed account), net (note 3)	(323,293)	(330,737)	(747,131)	381,662	(684,090)	668,870	(210,692)	(410,817)
Redemptions	(2,645,664)	(3,630,723)	(344,482)	(524,702)	(213,102)	(570,684)	(4,214,316)	(4,593,574)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,253)	(18,607)	(2,195)	(2,500)	(2,142)	(2,400)	(22,726)	(24,833)
Contingent deferred sales charges (note 2)	(37,582)	(41,355)	(3,636)	(4,732)	(1,990)	(2,316)	(33,848)	(37,416)
Adjustments to maintain reserves	4,720	1,658	2,025	(479)	(685)	1,432	2,782	(7,622)

Net equity transactions	(2,569,477)	(3,537,437)	(1,034,518)	(71,555)	(821,526)	172,104	(3,944,206)	(4,476,297)

Net change in contract owners’ equity	2,223,047	(4,694,909)	(997,401)	(214,193)	(592,550)	105,629	2,537,591	(6,824,772)
Contract owners’ equity beginning of period	33,134,460	37,829,369	4,767,452	4,981,645	4,742,429	4,636,800	41,747,796	48,572,568

Contract owners’ equity end of period	$35,357,507	33,134,460	3,770,051	4,767,452	4,149,879	4,742,429	44,285,387	41,747,796

CHANGES IN UNITS:
Beginning units	1,031,264	1,135,675	232,672	235,985	274,761	266,325	989,039	1,090,553
Units purchased	29,627	27,661	59,658	25,074	27,849	50,592	49,024	24,364
Units redeemed	(108,627)	(132,072)	(108,783)	(28,387)	(76,461)	(42,156)	(137,414)	(125,878)

Ending units	952,264	1,031,264	183,547	232,672	226,149	274,761	900,649	989,039

	FHIP		PMVRRA		PMVTRA		ACEG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$359,014	514,147	16,839	52,653	21,473	98,980	(19,019)	(21,138)
Realized gain (loss) on investments	(183,950)	(153,150)	(70,541)	(49,102)	(31,925)	6,969	88,077	81,254
Change in unrealized gain (loss) on investments	962,671	(805,925)	115,546	(80,578)	47,327	(155,958)	(182,661)	(4,919)
Reinvested capital gains	-	-	-	-	-	28,875	132,992	8,736

Net increase (decrease) in contract owners’ equity resulting from operations	1,137,735	(444,928)	61,844	(77,027)	36,875	(21,134)	19,389	63,933

Equity transactions:
Purchase payments received from contract owners (note 3)	128,082	137,573	32,977	65,082	55,175	55,868	18,960	25,777
Transfers between subaccounts (including fixed account), net (note 3)	(207,762)	(92,016)	63,783	5,494	156,283	151,043	18,582	(32,910)
Redemptions	(836,064)	(1,113,770)	(170,073)	(253,467)	(432,533)	(273,051)	(242,071)	(191,068)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,707)	(5,181)	(884)	(1,007)	(1,315)	(1,316)	(759)	(843)
Contingent deferred sales charges (note 2)	(10,137)	(11,175)	(855)	(1,014)	(1,540)	(1,202)	(1,405)	(1,438)
Adjustments to maintain reserves	711	(421)	(177)	300	(252)	7	(52)	(22)

Net equity transactions	(929,877)	(1,084,990)	(75,229)	(184,612)	(224,182)	(68,651)	(206,745)	(200,504)

Net change in contract owners’ equity	207,858	(1,529,918)	(13,385)	(261,639)	(187,307)	(89,785)	(187,356)	(136,571)
Contract owners’ equity beginning of period	9,002,612	10,532,530	1,783,401	2,045,040	2,674,999	2,764,784	1,610,082	1,746,653

Contract owners’ equity end of period	$9,210,470	9,002,612	1,770,016	1,783,401	2,487,692	2,674,999	1,422,726	1,610,082

CHANGES IN UNITS:
Beginning units	408,840	454,970	135,931	149,712	177,615	181,977	101,246	113,814
Units purchased	11,239	9,727	61,296	22,054	64,772	38,566	4,640	2,317
Units redeemed	(50,328)	(55,857)	(67,269)	(35,835)	(79,368)	(42,928)	(17,252)	(14,885)

Ending units	369,751	408,840	129,958	135,931	163,019	177,615	88,634	101,246

	IVHS		IVRE		AVIE		ROCMC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,993)	(11,037)	3,322	26,015	1,237	6,984	(4,297)	(12,322)
Realized gain (loss) on investments	(3,271)	96,513	36,140	76,279	63,503	72,061	(25,794)	25,831
Change in unrealized gain (loss) on investments	(181,216)	(148,273)	(46,437)	(147,488)	(98,286)	(156,491)	150,439	(207,710)
Reinvested capital gains	87,692	74,666	20,504	-	-	-	-	53,774

Net increase (decrease) in contract owners’ equity resulting from operations	(104,788)	11,869	13,529	(45,194)	(33,546)	(77,446)	120,348	(140,427)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,562	15,292	23,173	25,672	33,832	29,683	23,910	29,683
Transfers between subaccounts (including fixed account), net (note 3)	(178,666)	202,362	(2,514)	110,067	(50,158)	667,593	(148,308)	(54,201)
Redemptions	(175,321)	(155,206)	(88,775)	(183,321)	(153,501)	(316,918)	(40,874)	(86,224)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(321)	(429)	(570)	(624)	(699)	(726)	(385)	(499)
Contingent deferred sales charges (note 2)	(247)	(326)	(490)	(440)	(881)	(820)	(265)	(305)
Adjustments to maintain reserves	(49)	(212)	(104)	(617)	(57)	150	(351)	(123)

Net equity transactions	(335,042)	61,481	(69,280)	(49,263)	(171,464)	378,962	(166,273)	(111,669)

Net change in contract owners’ equity	(439,830)	73,350	(55,751)	(94,457)	(205,010)	301,516	(45,925)	(252,096)
Contract owners’ equity beginning of period	858,089	784,739	1,128,347	1,222,804	1,619,304	1,317,788	875,473	1,127,569

Contract owners’ equity end of period	$418,259	858,089	1,072,596	1,128,347	1,414,294	1,619,304	829,548	875,473

CHANGES IN UNITS:
Beginning units	38,810	36,124	88,084	92,778	76,635	60,118	76,594	85,228
Units purchased	8,877	13,885	15,913	19,993	19,562	33,322	5,088	3,793
Units redeemed	(26,038)	(11,199)	(20,850)	(24,687)	(28,072)	(16,805)	(20,234)	(12,427)

Ending units	21,649	38,810	83,147	88,084	68,125	76,635	61,448	76,594

	SBLD		SBLJ		SBLN		SBLO
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$14,518	17,536	(2,130)	(573)	(302)	(1,042)	2,132	(2,926)
Realized gain (loss) on investments	46,892	44,501	15,278	29,798	16,837	17,791	21,326	129,248
Change in unrealized gain (loss) on investments	10,889	(79,495)	13,248	(65,683)	3,022	(21,300)	103,890	(292,609)
Reinvested capital gains	-	-	2,368	31,106	8,242	-	31,618	116,091

Net increase (decrease) in contract owners’ equity resulting from operations	72,299	(17,458)	28,764	(5,352)	27,799	(4,551)	158,966	(50,196)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,579	22,217	9,523	9,986	13,190	15,739	10,350	15,544
Transfers between subaccounts (including fixed account), net (note 3)	(75,441)	24,512	(5,872)	(18,566)	(1,548)	(707)	(892)	(85,256)
Redemptions	(96,351)	(114,555)	(23,390)	(37,570)	(16,343)	(18,638)	(55,983)	(223,311)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(408)	(452)	(198)	(216)	(219)	(223)	(405)	(471)
Contingent deferred sales charges (note 2)	(414)	(586)	(242)	(247)	(227)	(204)	(673)	(590)
Adjustments to maintain reserves	169	283	53	-	125	(93)	(134)	(317)

Net equity transactions	(147,866)	(68,581)	(20,126)	(46,613)	(5,022)	(4,126)	(47,737)	(294,401)

Net change in contract owners’ equity	(75,567)	(86,039)	8,638	(51,965)	22,777	(8,677)	111,229	(344,597)
Contract owners’ equity beginning of period	847,197	933,236	396,071	448,036	420,776	429,453	774,350	1,118,947

Contract owners’ equity end of period	$771,630	847,197	404,709	396,071	443,553	420,776	885,579	774,350

CHANGES IN UNITS:
Beginning units	72,410	78,226	27,620	30,814	28,840	29,076	51,796	70,374
Units purchased	19,916	13,918	4,832	1,946	4,730	2,508	1,547	3,136
Units redeemed	(31,806)	(19,734)	(6,138)	(5,140)	(5,064)	(2,744)	(4,443)	(21,714)

Ending units	60,520	72,410	26,314	27,620	28,506	28,840	48,900	51,796

	SBLP		SBLQ		SBLV		SBLX
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$27,989	41,439	(13,982)	(18,809)	(8,524)	(20,256)	(5,057)	(2,677)
Realized gain (loss) on investments	989	12,691	28,826	120,727	119,836	290,798	29,355	37,790
Change in unrealized gain (loss) on investments	28,812	(84,204)	164,840	(502,871)	248,213	(1,024,833)	13,174	(60,429)
Reinvested capital gains	-	9,335	104,717	282,635	281,350	506,898	30,973	1,410

Net increase (decrease) in contract owners’ equity resulting from operations	57,790	(20,739)	284,401	(118,318)	640,875	(247,393)	68,445	(23,906)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,397	6,093	26,866	24,470	57,858	80,798	8,344	7,266
Transfers between subaccounts (including fixed account), net (note 3)	6,547	(56,294)	(40,625)	(115,422)	(187,327)	(118,323)	102,121	171,469
Redemptions	(25,439)	(42,573)	(118,952)	(288,362)	(173,674)	(544,866)	(60,306)	(59,316)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(198)	(229)	(635)	(767)	(1,421)	(1,602)	(288)	(264)
Contingent deferred sales charges (note 2)	(264)	(253)	(544)	(638)	(1,087)	(1,579)	(321)	(378)
Adjustments to maintain reserves	236	(214)	551	232	526	528	(285)	158

Net equity transactions	(14,721)	(93,470)	(133,339)	(380,487)	(305,125)	(585,044)	49,265	118,935

Net change in contract owners’ equity	43,069	(114,209)	151,062	(498,805)	335,750	(832,437)	117,710	95,029
Contract owners’ equity beginning of period	387,584	501,793	1,218,559	1,717,364	2,724,727	3,557,164	555,681	460,652

Contract owners’ equity end of period	$430,653	387,584	1,369,621	1,218,559	3,060,477	2,724,727	673,391	555,681

CHANGES IN UNITS:
Beginning units	23,822	29,225	68,961	89,585	170,401	204,669	37,269	30,108
Units purchased	2,058	882	7,578	3,576	14,612	9,485	24,304	12,232
Units redeemed	(3,070)	(6,285)	(14,538)	(24,200)	(32,066)	(43,753)	(21,226)	(5,071)

Ending units	22,810	23,822	62,001	68,961	152,947	170,401	40,347	37,269

	SBLY		CAF		AMBP
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(852)	(355)	(13,281)	(51,400)	-	(99,226)
Realized gain (loss) on investments	9,641	1,351	932,923	277,864	-	598,671
Change in unrealized gain (loss) on investments	(2,301)	(3,320)	(1,381,840)	(685,169)	-	(2,006,331)
Reinvested capital gains	5,032	2,843	429,082	641,316	-	1,704,207

Net increase (decrease) in contract owners’ equity resulting from operations	11,520	519	(33,116)	182,611	-	197,321

Equity transactions:
Purchase payments received from contract owners (note 3)	3,506	2,245	23,758	44,493	-	69,313
Transfers between subaccounts (including fixed account), net (note 3)	50,106	56,409	(4,855,788)	78,471	-	(8,596,293)
Redemptions	(26,532)	(827)	(209,984)	(622,187)	-	(954,461)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(63)	(31)	(2,457)	(5,932)	-	(5,567)
Contingent deferred sales charges (note 2)	(66)	(31)	(25)	(100)	-	(5,627)
Adjustments to maintain reserves	33	7	40	25	-	(682)

Net equity transactions	26,984	57,772	(5,044,456)	(505,230)	-	(9,493,317)

Net change in contract owners’ equity	38,504	58,291	(5,077,572)	(322,619)	-	(9,295,996)
Contract owners’ equity beginning of period	95,389	37,098	5,077,572	5,400,191	-	9,295,996

Contract owners’ equity end of period	$133,893	95,389	-	5,077,572	-	-

CHANGES IN UNITS:
Beginning units	6,538	2,648	162,895	178,978	-	292,335
Units purchased	6,247	4,109	3,946	4,210	-	4,963
Units redeemed	(4,235)	(219)	(166,841)	(20,293)	-	(297,298)

Ending units	8,550	6,538	-	162,895	-	-

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
Quality Bond Portfolio - Initial Shares (DQBP)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Templeton Foreign Securities Fund - Class 1 (TIF)
JANUS FUNDS
Overseas Portfolio: Institutional Shares (JAIG)
NATIONWIDE FUNDS GROUP
Federated NVIT High Income Bond Fund - Class I (HIBF)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NEUBERGER & BERMAN MANAGEMENT, INC.
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*
AMERICAN CENTURY INVESTORS INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)
VP Income & Growth Fund - Class I (ACVIG)
FIDELITY INVESTMENTS
Contrafund(R)Portfolio - Service Class 2 (FC2)
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
PIMCO FUNDS
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)
INVESCO INVESTMENTS
VI American Franchise Fund - Series I Shares (ACEG)
VI Global Health Care Fund - Series I Shares (IVHS)
VI Global Real Estate Fund - Series I Shares (IVRE)
VI International Growth Fund - Series I Shares (AVIE)
ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
GUGGENHEIM INVESTMENTS
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)
Series P (High Yield Series) (SBLP)
Series Q (Small Cap Value Series) (SBLQ)
Series V (Mid Cap Value Series) (SBLV)
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
WELLS FARGO FUNDS
Advantage VT Opportunity Fund - Class 2 (SVOF)*

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Multi-Flex Annuity contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount redeemed. For Multi-Flex Annuity contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For NEA Valuebuilder contacts, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) for Multi-Flex Annuity contracts, a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge assessed through a reduction of unit values equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30% ; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk fee assessed through a reduction of unit values equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $246,084 and $452,142, respectively, and total transfers from the Account to the fixed account were $1,007,678 and $1,210,581, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $3,626 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$333,047,813	$-	$-	$333,047,813

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$2,693,496	$4,999,766
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	1,909,449	1,616,058
Templeton Foreign Securities Fund - Class 1 (TIF)	666,046	1,281,742
Overseas Portfolio: Institutional Shares (JAIG)	495,503	867,107
Federated NVIT High Income Bond Fund - Class I (HIBF)	228,407	132,645
NVIT Nationwide Fund - Class I (TRF)	1,380,644	6,927,908
NVIT Government Bond Fund - Class I (GBF)	1,756,755	2,061,816
NVIT Money Market Fund - Class I (SAM)	1,374,548	2,324,253
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	776,314	863,830
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,419,048	2,673,898
NVIT Large Cap Growth Fund - Class I (NVOLG1)	10,696,790	5,036,230
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	490,070	1,061,015
VP Balanced Fund - Class I (ACVB)	669,099	817,801
VP Capital Appreciation Fund - Class I (ACVCA)	459,774	452,516
VP Income & Growth Fund - Class I (ACVIG)	247,624	447,032
Appreciation Portfolio - Initial Shares (DCAP)	848,318	502,245
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	2,654,566	3,054,967
Quality Bond Portfolio - Initial Shares (DQBP)	192,836	1,205,475
Contrafund(R)Portfolio - Service Class 2 (FC2)	469,932	966,869
Equity-Income Portfolio - Initial Class (FEIP)	4,263,408	5,078,363
High Income Portfolio - Initial Class (FHIP)	510,199	1,081,163
Real Return Portfolio - Administrative Class (PMVRRA)	359,799	417,948
Total Return Portfolio - Administrative Class (PMVTRA)	411,205	613,574
VI American Franchise Fund - Series I Shares (ACEG)	170,161	262,831
VI Global Real Estate Fund - Series I Shares (IVRE)	117,897	163,212
VI International Growth Fund - Series I Shares (AVIE)	224,450	394,572
Micro-Cap Portfolio - Investment Class (ROCMC)	24,795	194,988
Series Q (Small Cap Value Series) (SBLQ)	171,975	215,081
Series V (Mid Cap Value Series) (SBLV)	378,113	410,828
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	543,513	5,172,233
Guggenheim VIF World Equity Income (SBLD)	96,566	230,056
Guggenheim VIF StylePlus Mid Growth - Series J (SBLJ)	24,008	43,935
Guggenheim VIF Managed Asset Allocation - Series N (SBLN)	50,053	47,246
Guggenheim VIF All Cap Value - Series O (SBLO)	53,081	66,901
Guggenheim VIF High Yield - Series P (SBLP)	56,592	43,544
Guggenheim VIF StylePlus Small Growth - Series X (SBLX)	161,214	85,724
Guggenheim VIF StylePlus Large Growth - Series Y (SBLY)	63,584	32,448
Invesco V.I. Global Health Care - Series I (IVHS)	195,749	451,027
NVIT Multi-Manager Large Cap Growth - Class I (NVMLG1)	43,918	33,436
NVIT Neuberger Berman Socially Responsible - Class I (NVNSR1)	72,567	17,329
NVIT Neuberger Berman Multi Cap Opportunities - Class I (NVNMO1)	19,620	32,001

	$38,441,686	$52,381,613

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	1.30%	761,840			$53.73	$40,933,862	2.00%	10.26%
2015	1.30%	841,095			48.73	40,986,759	1.81%	-0.21%
2014	1.30%	932,974			48.83	45,557,484	1.74%	11.95%
2013	1.30%	1,029,244			43.62	44,895,763	1.84%	30.31%
2012	1.30%	1,126,601			33.48	37,718,186	2.06%	14.23%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	1.30%	411,240			39.29	16,157,626	1.29%	8.94%
2015	1.30%	445,367			36.07	16,064,337	1.05%	-4.45%
2014	1.30%	479,122			37.75	18,086,844	1.06%	11.98%
2013	1.30%	518,020			33.71	17,462,419	1.25%	32.60%
2012	1.30%	562,828			25.42	14,307,102	0.82%	10.52%
Templeton Foreign Securities Fund - Class 1 (TIF)
2016	1.30%	440,355			28.42	12,514,874	2.18%	6.10%
2015	1.30%	474,810			26.79	12,720,164	3.51%	-7.53%
2014	1.30%	532,232			28.97	15,418,768	2.09%	-12.05%
2013	1.30%	581,845			32.94	19,165,973	2.54%	21.67%
2012	1.30%	620,520			27.07	16,797,486	3.24%	17.05%
Overseas Portfolio: Institutional Shares (JAIG)
2016	1.30%	222,673			22.84	5,085,846	4.65%	-7.67%
2015	1.30%	254,747			24.73	6,299,900	0.59%	-9.78%
2014	1.30%	287,231			27.41	7,872,982	3.07%	-13.02%
2013	1.30%	325,715			31.52	10,266,531	3.16%	13.07%
2012	1.30%	395,439			27.87	11,020,898	0.69%	11.99%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	1.30%	40,623			23.29	946,109	5.90%	12.68%
2015	1.30%	37,923			20.67	783,868	5.11%	-3.87%
2014	1.30%	45,313			21.50	974,229	6.22%	1.22%
2013	1.30%	43,068			21.24	914,765	6.38%	5.68%
2012	1.30%	39,232			20.10	788,563	8.38%	13.06%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	1.30%	19,469			14.57	283,663	0.78%	12.16%
2015	1.30%	21,276			12.99	276,375	0.76%	-2.40%
2014	1.30%	22,946			13.31	305,411	0.89%	5.22%
2013	1.30%	24,109			12.65	304,979	0.97%	41.98%
2012	1.30%	27,434			8.91	244,437	1.47%	15.41%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2016	1.30%	10,792			16.31	176,018	0.94%	8.73%
2015	1.30%	8,307			15.00	124,605	0.55%	-1.64%
2014	1.30%	15,969			15.25	243,527	0.94%	9.16%
2013	1.30%	17,959			13.97	250,887	0.27%	36.96%
2012	1.30%	81,518			10.20	831,484	2.21%	10.03%
NVIT Nationwide Fund - Class I (TRF)
2016	1.30%	390,949	158.94	to	163.64	63,564,434	1.41%	9.94%
2015	1.30%	427,871	144.56	to	148.84	63,277,405	1.19%	-0.38%
2014	1.30%	466,817	145.11	to	149.40	69,308,004	1.15%	10.69%
2013	1.30%	514,112	131.09	to	134.98	68,973,455	1.30%	29.40%
2012	1.30%	581,325			101.31	60,268,729	1.40%	12.73%
NVIT Government Bond Fund - Class I (GBF)
2016	1.30%	273,509	56.39	to	56.41	15,423,263	1.93%	-0.56%
2015	1.30%	280,536	56.71	to	56.73	15,909,536	1.66%	-1.41%
2014	1.30%	319,887	57.52	to	57.54	18,400,012	1.96%	3.21%
2013	1.30%	355,018	55.73	to	55.75	19,785,602	1.91%	-5.30%
2012	1.30%	384,448			58.85	22,625,324	2.17%	1.71%
NVIT Money Market Fund - Class I (SAM)
2016	1.30%	189,818	23.55	to	25.58	4,567,998	0.01%	-1.29%
2015	1.30%	227,363	23.85	to	25.92	5,517,135	0.00%	-1.30%

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.30%	245,448	24.17	to	26.26	5,996,124	0.00%			-1.30%
2013	1.30%	256,036	24.49	to	26.60	6,339,327	0.00%			-1.30%
2012	1.30%	293,146			24.81	7,347,368	0.00%			-1.30%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	1.30%	11,153			15.14	168,856	0.89%			0.87%
2015	1.30%	12,094			15.01	181,531	0.51%			2.11%
2014	1.30%	11,933			14.70	175,415	0.51%			9.05%
2013	1.30%	10,564			13.48	142,403	0.88%			32.94%
2012	1.30%	7,161			10.14	72,613	0.41%			14.84%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	1.30%	403,395			15.28	6,163,871	0.00%			5.09%
2015	1.30%	453,432			14.54	6,592,899	0.00%			-1.48%
2014	1.30%	509,454			14.76	7,519,533	0.00%			2.68%
2013	1.30%	569,341			14.37	8,181,444	0.00%			37.14%
2012	1.30%	624,018			10.48	6,539,711	0.00%			13.41%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	1.30%	1,225,910			19.40	23,782,727	1.37%			16.07%
2015	1.30%	1,354,568			16.72	22,648,334	1.16%			-4.15%
2014	1.30%	1,478,101			17.44	25,778,129	1.35%			15.50%
2013	1.30%	1,624,451			15.10	24,529,251	1.20%			33.91%
2012	1.30%	1,710,281			11.28	19,291,897	1.12%			14.83%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	1.30%	199,043			24.16	4,808,698	1.03%			2.29%
2015	1.30%	4,585			23.62	108,298	0.62%			3.73%
2014	1.30%	4,636			22.77	105,562	0.72%			7.41%
2013	1.30%	3,228			21.20	68,434	0.51%			34.86%
2012	1.30%	6,250			15.72	98,250	0.92%			17.14%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	1.30%	382,076	9.87	to	31.96	7,451,634	0.00%			3.04%
2015	1.30%	433,318	9.58	to	31.01	8,064,240	0.00%	-4.17%	to	-4.35%	****
VP Balanced Fund - Class I (ACVB)
2016	1.30%	215,469			18.52	3,990,372	1.60%			5.61%
2015	1.30%	234,642			17.54	4,115,338	1.71%			-3.84%
2014	1.30%	288,429			18.24	5,260,668	1.53%			8.43%
2013	1.30%	294,736			16.82	4,957,350	1.62%			15.90%
2012	1.30%	249,134			14.51	3,615,006	2.06%			10.34%
VP Capital Appreciation Fund - Class I (ACVCA)
2016	1.30%	92,954			48.69	4,525,555	0.00%			1.89%
2015	1.30%	101,182			47.78	4,834,674	0.00%			0.61%
2014	1.30%	111,017			47.49	5,272,707	0.00%			6.74%
2013	1.30%	119,749			44.50	5,328,548	0.00%			29.22%
2012	1.30%	131,927			34.44	4,542,958	0.00%			14.49%
VP Income & Growth Fund - Class I (ACVIG)
2016	1.30%	121,924			24.52	2,989,601	2.37%			12.01%
2015	1.30%	134,091			21.89	2,935,229	2.07%			-6.85%
2014	1.30%	158,837			23.50	3,732,669	2.01%			11.04%
2013	1.30%	186,170			21.16	3,939,358	2.22%			34.06%
2012	1.30%	197,879			15.78	3,122,538	2.08%			13.25%
Appreciation Portfolio - Initial Shares (DCAP)
2016	1.30%	209,410			23.82	4,988,146	1.64%			6.51%
2015	1.30%	226,928			22.37	5,076,350	1.70%			-3.74%
2014	1.30%	244,417			23.23	5,677,835	1.84%			6.69%
2013	1.30%	264,356			21.78	5,757,670	1.94%			19.53%
2012	1.30%	344,900			18.22	6,284,076	3.70%			8.99%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2016	1.30%	952,264			37.13	35,357,507	0.00%			15.55%
2015	1.30%	1,031,264			32.13	33,134,460	0.00%			-3.55%

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.30%	1,135,675			33.31	37,829,369	0.00%			0.27%
2013	1.30%	1,246,288			33.22	41,401,641	0.00%			46.62%
2012	1.30%	1,359,754			22.66	30,811,947	0.00%			18.99%
Quality Bond Portfolio - Initial Shares (DQBP)
2016	1.30%	183,547			20.54	3,770,051	1.79%			0.20%
2015	1.30%	232,672			20.49	4,767,452	2.02%			-2.93%
2014	1.30%	235,985			21.11	4,981,645	2.11%			3.43%
2013	1.30%	252,699			20.41	5,157,588	2.81%			-2.82%
2012	1.30%	254,971			21.00	5,354,395	2.98%			5.60%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2016	1.30%	226,149	18.35	to	18.41	4,149,879	0.59%			6.33%
2015	1.30%	274,761	17.26	to	17.31	4,742,429	0.84%			-0.89%
2014	1.30%	266,325	17.41	to	17.47	4,636,800	0.72%			10.20%
2013	1.30%	294,865	15.80	to	15.85	4,658,943	0.84%	29.30%	to	29.25%
2012	1.30%	311,148			12.22	3,802,460	1.06%			14.63%
Equity-Income Portfolio - Initial Class (FEIP)
2016	1.30%	900,649			49.17	44,285,387	2.26%			16.49%
2015	1.30%	989,039			42.21	41,747,796	3.09%			-5.21%
2014	1.30%	1,090,553			44.54	48,572,568	2.73%			7.30%
2013	1.30%	1,212,439			41.50	50,316,815	2.47%			26.48%
2012	1.30%	1,336,415			32.81	43,848,497	3.06%			15.78%
High Income Portfolio - Initial Class (FHIP)
2016	1.30%	369,751			24.91	9,210,470	5.18%			13.12%
2015	1.30%	408,840			22.02	9,002,612	6.35%			-4.88%
2014	1.30%	454,970			23.15	10,532,530	5.49%			-0.16%
2013	1.30%	500,288			23.18	11,596,693	5.68%			4.57%
2012	1.30%	547,978			22.17	12,148,649	5.74%			12.74%
Real Return Portfolio - Administrative Class (PMVRRA)
2016	1.30%	129,958	13.61	to	13.62	1,770,016	2.24%			3.82%
2015	1.30%	135,931	13.11	to	13.12	1,783,401	3.94%			-3.97%
2014	1.30%	149,712	13.65	to	13.66	2,045,040	1.40%			1.75%
2013	1.30%	154,531			13.42	2,073,799	1.72%			-10.40%
2012	1.30%	158,844			14.97	2,379,486	1.04%			7.34%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	1.30%	163,019	15.26	to	15.31	2,487,692	2.09%			1.35%
2015	1.30%	177,615	15.06	to	15.10	2,674,999	5.05%			-0.87%
2014	1.30%	181,977	15.19	to	15.24	2,764,784	2.18%			2.92%
2013	1.30%	205,850	14.76	to	14.81	3,038,866	2.14%	-3.21%	to	-3.23%
2012	1.30%	328,221			15.25	5,005,939	2.56%			8.17%
VI American Franchise Fund - Series I Shares (ACEG)
2016	1.30%	88,634	14.97	to	16.09	1,422,726	0.00%			0.94%
2015	1.30%	101,246	14.83	to	15.94	1,610,082	0.00%			3.64%
2014	1.30%	113,814	14.31	to	15.38	1,746,653	0.04%			7.03%
2013	1.30%	116,992	13.37	to	14.37	1,677,514	0.45%	38.32%	to	38.31%
2012	1.30%	138,918			9.66	1,440,675	0.00%			-3.36%	****
VI Global Health Care Fund - Series I Shares (IVHS)
2016	1.30%	21,649			19.32	418,259	0.00%			12.62%
2015	1.30%	38,810			22.11	858,089	0.00%			1.80%
2014	1.30%	36,124	21.72	to	21.81	784,739	0.00%			18.11%
2013	1.30%	28,051	18.38	to	18.47	515,695	0.68%	38.72%	to	39.38%
2012	1.30%	23,646			13.25	313,310	0.00%			19.26%
VI Global Real Estate Fund - Series I Shares (IVRE)
2016	1.30%	83,147			12.90	1,072,596	1.55%			-0.70%
2015	1.30%	88,084	12.73	to	12.81	1,128,347	3.40%			-2.76%
2014	1.30%	92,778	13.09	to	13.18	1,222,804	1.65%			13.13%
2013	1.30%	88,812	11.57	to	11.65	1,034,639	3.70%	1.38%	to	1.39%
2012	1.30%	96,248			11.41	1,105,893	0.57%			26.45%

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VI International Growth Fund - Series I Shares (AVIE)
2016	1.30%	68,125			20.76	1,414,294	1.33%			-1.74%
2015	1.30%	76,635			21.13	1,619,304	1.75%			-3.61%
2014	1.30%	60,118			21.92	1,317,788	1.58%			-0.97%
2013	1.30%	65,247			22.14	1,444,590	0.85%			17.47%
2012	1.30%	119,231			18.85	2,247,503	1.54%			14.03%
Micro-Cap Portfolio - Investment Class (ROCMC)
2016	1.30%	61,448			13.50	829,548	0.66%			18.11%
2015	1.30%	76,594	11.43	to	11.45	875,473	0.00%			-13.60%
2014	1.30%	85,228	13.23	to	13.25	1,127,569	0.00%			-4.83%
2013	1.30%	96,201	13.90	to	13.92	1,337,198	0.48%			19.41%
2012	1.30%	116,339			11.64	1,354,214	0.00%			6.20%
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2016	1.30%	60,520			12.75	771,630	3.04%			8.97%
2015	1.30%	72,410			11.70	847,197	3.22%			-1.93%
2014	1.30%	78,226			11.93	933,236	0.00%			3.65%
2013	1.30%	84,788			11.51	975,910	0.00%			17.69%
2012	1.30%	38,357			9.78	375,131	0.00%			15.06%
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2016	1.30%	26,314			15.38	404,709	0.71%			7.25%
2015	1.30%	27,620			14.34	396,071	1.13%			-1.38%
2014	1.30%	30,814			14.54	448,036	0.00%			11.59%
2013	1.30%	35,910			13.03	467,907	0.00%			28.75%
2012	1.30%	42,347			10.12	428,552	0.00%			14.35%
Series N (Managed Asset Allocation Series) (SBLN)
2016	1.30%	28,506			15.56	443,553	1.19%			6.65%
2015	1.30%	28,840			14.59	420,776	1.03%			-1.22%
2014	1.30%	29,076			14.77	429,453	0.00%			5.35%
2013	1.30%	25,023			14.02	350,822	0.00%			12.79%
2012	1.30%	22,965			12.43	285,455	0.00%			11.88%
Series O (All Cap Value Series) (SBLO)
2016	1.30%	48,900			18.11	885,579	1.51%			21.14%
2015	1.30%	51,796			14.95	774,350	0.95%			-5.97%
2014	1.30%	70,374			15.90	1,118,947	0.00%			6.21%
2013	1.30%	80,975			14.97	1,212,196	0.00%			31.55%
2012	1.30%	178,210			11.38	2,028,030	0.00%			13.91%
Series P (High Yield Series) (SBLP)
2016	1.30%	22,810			18.88	430,653	8.34%			16.04%
2015	1.30%	23,822			16.27	387,584	10.41%			-5.24%
2014	1.30%	29,225			17.17	501,793	0.00%			1.24%
2013	1.30%	35,870			16.96	608,355	0.00%			5.93%
2012	1.30%	61,443			16.01	983,702	0.00%			13.39%
Series Q (Small Cap Value Series) (SBLQ)
2016	1.30%	62,001	22.09	to	22.19	1,369,621	0.12%			24.96%
2015	1.30%	68,961	17.67	to	17.75	1,218,559	0.00%			-7.83%
2014	1.30%	89,585	19.17	to	19.26	1,717,364	0.01%			-2.66%
2013	1.30%	99,530	19.70	to	19.79	1,960,779	0.00%			35.02%
2012	1.30%	89,199			14.59	1,301,413	0.00%			17.95%
Series V (Mid Cap Value Series) (SBLV)
2016	1.30%	152,947	20.01	to	20.07	3,060,477	0.95%			25.11%
2015	1.30%	170,401	15.99	to	16.05	2,724,727	0.62%			-8.01%
2014	1.30%	204,669	17.38	to	17.44	3,557,164	0.00%			-0.40%
2013	1.30%	230,884	17.45	to	17.51	4,028,960	0.00%	31.60%	to	31.59%
2012	1.30%	254,660			13.26	3,376,805	0.00%			15.59%
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2016	1.30%	40,347			16.69	673,391	0.37%			11.94%
2015	1.30%	37,269			14.91	555,681	0.76%			-2.55%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.30%	30,108	15.30	460,652	0.00%	7.37%
2013	1.30%	32,889	14.25	468,668	0.00%	39.57%
2012	1.30%	39,074	10.21	399,060	0.00%	10.10%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2016	1.30%	8,550	15.66	133,893	0.59%	7.33%
2015	1.30%	6,538	14.59	95,389	0.70%	4.14%
2014	1.30%	2,648	14.01	37,098	0.00%	13.72%
2013	1.30%	3,644	12.32	44,894	0.00%	26.62%
2012	1.30%	6,492	9.73	63,167	0.00%	9.33%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	1.30%	162,895	31.17	5,077,572	0.35%	3.31%
2014	1.30%	178,978	30.17	5,400,191	0.35%	9.88%
2013	1.30%	193,601	27.46	5,316,058	0.67%	28.05%
2012	1.30%	217,917	21.44	4,672,901	0.56%	12.54%
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	1.30%	292,335	31.80	9,295,996	0.00%	2.83%
2013	1.30%	323,311	30.92	9,996,938	0.00%	16.94%
2012	1.30%	370,925	26.44	9,807,432	0.00%	7.92%

2016	Reserves for annuity contracts in payout phase:				$115,497
2016	Contract owners’ equity:				$333,000,581
2015	Reserves for annuity contracts in payout phase:				$121,598
2015	Contract owners’ equity:				$333,080,925
2014	Reserves for annuity contracts in payout phase:				$135,043
2014	Contract owners’ equity:				$377,283,165
2013	Reserves for annuity contracts in payout phase:				$135,057
2013	Contract owners’ equity:				$391,084,684
2012	Reserves for annuity contracts in payout phase:				$116,763
2012	Contract owners’ equity:				$349,168,005
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2016. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2017

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2016	2015	2014
Revenues
Policy charges	$2,361	$2,216	$2,065
Premiums	642	786	831
Net investment income	2,139	1,982	1,900
Net realized investment (losses) gains, including other-than-temporary impairment losses	(111)	82	(1,078)
Other revenues	8	14	11

Total revenues	$5,039	$5,080	$3,729

Benefits and expenses
Interest credited to policyholder account values	$1,406	$1,078	$1,096
Benefits and claims	1,298	1,662	1,502
Amortization of deferred policy acquisition costs	433	68	207
Other expenses, net of deferrals	998	1,044	1,055

Total benefits and expenses	$4,135	$3,852	$3,860

Income (loss) before federal income taxes and noncontrolling interests	$904	$1,228	$(131)
Federal income tax expense (benefit)	126	293	(147)

Net income	$778	$935	$16
Loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Net income attributable to Nationwide Life Insurance Company	$869	$1,031	$110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2016	2015	2014
Net income	$778	$935	$16

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$237	$(720)	$435
Other	22	43	27

Total other comprehensive income (loss), net of tax	$259	$(677)	$462

Total comprehensive income	$1,037	$258	$478
Comprehensive loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,128	$354	$572

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2016	2015
Assets
Investments:
Fixed maturity securities, available-for-sale	$43,690	$37,570
Mortgage loans, net of allowance	9,760	8,396
Policy loans	989	993
Short-term investments	1,944	766
Other investments	1,111	943

Total investments	$57,494	$48,668
Cash and cash equivalents	92	67
Accrued investment income	514	477
Deferred policy acquisition costs	5,432	5,200
Goodwill	200	200
Other assets	2,835	2,328
Separate account assets	89,071	87,238

Total assets	$155,638	$144,178

Liabilities and equity
Liabilities
Future policy benefits and claims	$52,911	$45,397
Short-term debt	300	400
Long-term debt	707	707
Other liabilities	3,104	2,042
Separate account liabilities	89,071	87,238

Total liabilities	$146,093	$135,784

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	6,530	5,661
Accumulated other comprehensive income	626	367

Total shareholder’s equity	$8,878	$7,750
Noncontrolling interests	667	644

Total equity	$9,545	$8,394

Total liabilities and equity	$155,638	$144,178

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504
Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2016	2015	2014
Cash flows from operating activities
Net income	$778	$935	$16
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	111	(82)	1,078
Interest credited to policyholder account values	1,406	1,078	1,096
Capitalization of deferred policy acquisition costs	(823)	(870)	(685)
Amortization of deferred policy acquisition costs	433	68	207
Amortization and depreciation	81	107	128
Deferred tax expense (benefit)	65	217	(152)
Changes in:
Policy liabilities	(680)	(249)	(421)
Derivatives, net	(247)	(141)	(181)
Other, net	(142)	(280)	(59)

Net cash provided by operating activities	$982	$783	$1,027

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$3,007	$2,828	$2,798
Proceeds from sales of available-for-sale securities	852	466	647
Purchases of available-for-sale securities	(8,938)	(7,106)	(5,640)
Proceeds from repayments and sales of mortgage loans	792	1,027	920
Issuances of mortgage loans	(2,163)	(2,155)	(1,837)
Net (purchases) sales of short-term investments	(1,174)	169	(524)
Collateral received, net	217	48	399
Other, net	(231)	(136)	(94)

Net cash used in investing activities	$(7,638)	$(4,859)	$(3,331)

Cash flows from financing activities
Net change in short-term debt	$(100)	$(260)	$382
Repayments of long-term debt	—	(2)	—
Investment and universal life insurance product deposits	10,894	8,224	6,037
Investment and universal life insurance product withdrawals	(4,132)	(3,884)	(4,095)
Other, net	19	(12)	(4)

Net cash provided by financing activities	$6,681	$4,066	$2,320

Net increase (decrease) in cash and cash equivalents	$25	$(10)	$16
Cash and cash equivalents at beginning of year	67	77	61

Cash and cash equivalents at end of year	$92	$67	$77

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2016 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2016 and 2015, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.6% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2016 and 2015 was $2.3 billion. In connection with an FHLB requirement for funding agreements, the Company held $47 million and $46 million of FHLB stock as of December 31, 2016 and 2015, respectively.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $72 million and $78 million as of December 31, 2016 and 2015, respectively.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2016 and 2015, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% as of December 31, 2016 and 2015) to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2016 and December 31, 2015, the fair value of the securities received as collateral and recorded off balance sheet is $331 million and $167 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2016 and 2015, the fair value of loaned securities was $541 million and $389 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds and real estate partnerships and funds accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $495 million and $315 million as of December 31, 2016 and 2015, respectively. The carrying value of these investments was $362 million and $199 million as of December 31, 2016 and 2015, respectively.

The Company has sold $1.5 billion and $1.4 billion in tax credit funds to unrelated third parties as of December 31, 2016 and 2015, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2032. These guarantees are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $836 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the tax credit funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $667 million and $644 million as of December 31, 2016 and 2015, respectively, and are included within the consolidated balance sheet primarily as other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016, and other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2016 annual impairment test and determined that no impairment was required. As of December 31, 2016 and 2015, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2016 and 2015 (4% in 2014) and 33% of the number of life insurance policies in force in 2016 (35% in 2015 and 37% in 2014). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2017, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2016, the Company adopted ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as a practical expedient for fair value within the fair value hierarchy. The adoption of this guidance resulted in changes to disclosures only. Refer to Note 8 for the disclosure in accordance with the adopted guidance.

On January 1, 2016, the Company adopted ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The adoption of this guidance had no material impact on the Company’s consolidated financial statements. Refer to Note 2 for discussion on short duration insurance contracts.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. The Company will adopt ASU 2014-09 for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The Company is currently in the process of determining the impact of adoption.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not, in and of itself, trigger de-designation of a hedging relationship provided that all other hedge accounting criteria continue to be met. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for equity method, the cost of acquiring the additional interest in the investee would be added to the current basis of the investor’s previously held interest, and the equity method would be applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in accumulated other comprehensive income related to an available-for-sale security that becomes eligible for the equity method are to be recognized in earnings as of the date on which the investment qualifies for the equity method. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $359 million and $496 million for the years ended December 31, 2016 and December 31, 2015, respectively. The separate account value subject to GMIB was $347 million and $380 million for the years ended December 31, 2016 and December 31, 2015, respectively. The net amount at risk, general account value, reserve balances and paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2016				December 31, 2015
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$922	$27,459	$76	66	$885	$24,452	$208	66
Minimum return or anniversary contract value	1,813	31,380	555	71	1,817	31,511	1,133	70

Total contracts with GMDB	$2,735	$58,839	$631	69	$2,702	$55,963	$1,341	68

Contracts with GLWB:
GLWB minimum return or anniversary contract value	$149	$34,974	$166	67	$141	$32,187	$142	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
GMDB	$170	$148
GLWB	$297	$180

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $36 million and $20 million for the years ended December 31, 2016 and 2015, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Mutual funds:
Bond	$5,986	$5,371
Domestic equity	48,824	46,469
International equity	3,010	3,001

Total mutual funds	$57,820	$54,841
Money market funds	1,019	1,122

Total[1]	$58,839	$55,963

1	Excludes $30.2 billion and $31.3 billion as of December 31, 2016 and 2015, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed indexed annuity products with GMDB and GLWB. As of December 31, 2016 and 2015, the general account value for contracts with GMDB was $5.2 billion and $2.7 billion, respectively, which includes $2.5 billion and $1.4 billion, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk, reserve balance and paid claims for these guarantees were immaterial as of December 31, 2016 and 2015.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $710 million and $548 million as of December 31, 2016 and 2015, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2016	$2,991	$2,117	$55,053	51
December 31, 2015	$2,473	$2,053	$48,140	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2016	2015	2014
Balance at beginning of year	$5,200	$4,063	$3,778
Capitalization of DAC	823	870	685
Amortization of DAC, excluding unlocks	(412)	(326)	(397)
Amortization of DAC related to unlocks	(21)	258	190
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(158)	335	(193)

Balance at end of year	$5,432	$5,200	$4,063

During 2016, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in amortization for DAC of $190 million and decrease in amortization for other related balances of $15 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate public securities	27,355	1,049	350	28,054
Corporate private securities	5,731	227	147	5,811
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until anticipated recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2016. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,122	$1,135
Due after one year through five years	11,637	12,127
Due after five years through ten years	11,677	11,727
Due after ten years	11,700	12,217

Subtotal	$36,136	$37,206
Residential mortgage-backed securities	3,161	3,248
Commercial mortgage-backed securities	1,260	1,279
Asset-backed securities	1,967	1,957

Total fixed maturity securities	$42,524	$43,690

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,174	$588
Adjustment to DAC	(191)	(33)
Adjustment to future policy benefits and claims	(68)	(16)
Adjustment to policyholder dividend obligation	(74)	(67)
Deferred federal income tax expense	(288)	(156)

Net unrealized gains on available-for-sale securities	$553	$316

1	Includes net unrealized gains (losses) of $1 million and ($20) million as of December 31, 2016 and 2015, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2016	2015
Balance at beginning of year	$316	$1,036
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	499	(1,662)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	21	(11)
Net adjustment to DAC and other expense	(158)	339
Net adjustment to future policy benefits and claims	(52)	143
Net adjustment to policyholder dividend obligations	(7)	53
Related federal income tax (expense) benefit	(109)	401

Unrealized gains (losses) on available-for-sale securities	$194	$(737)
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($23 and $9 as of December 31, 2016 and 2015, respectively)	(43)	(17)

Net unrealized gains (losses) on available-for-sale securities	$237	$(720)

Balance at end of year	$553	$316

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2016
Fixed maturity securities:
Corporate public securities	$7,315	$255	$990	$95	$350
Corporate private securities	1,447	65	508	82	147
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total [2]	$10,108	$348	$2,354	$255	$603

December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Residential mortgage-backed securities	427	3	423	39	42
Asset-backed securities	654	7	756	67	74
Other	844	20	81	2	22

Total[2]	$11,737	$541	$2,653	$464	$1,005

1	As of December 31, 2016 and 2015, there were $118 million and $448 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 946 and 1,059 available-for-sale securities in an unrealized loss position as of December 31, 2016 and 2015, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Amortized cost:
Loans with non-specific reserves	$9,775	$8,403
Loans with specific reserves[1]	17	19

Total amortized cost	$9,792	$8,422

Valuation allowance:
Non-specific reserves	$28	$23
Specific reserves	4	3

Total valuation allowance[2]	$32	$26

Mortgage loans, net of allowance	$9,760	$8,396

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2016, 2015 and 2014. The average recorded investment was $18 million, $14 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes in the valuation allowance for the years ended December 31, 2016, 2015 and 2014 were immaterial.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

As of December 31, 2016 and 2015, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total[2]	$9,734	$58	$9,792	$9,710	$82	$9,792

December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[3]	$8,392	$30	$8,422	$8,323	$99	$8,422

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2016, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.05 and 1.26, with a total weighted average DSC ratio of 2.04. As of December 31, 2016, the weighted average LTV ratios for the respective DSC ratio ranges above were 58% and 74%, with a total weighted average LTV ratio of 59%.
3	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2016 and 2015, respectively. Additionally, available-for-sale securities with a carrying value of $260 million and $538 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2016 and 2015, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Fixed maturity securities, available-for-sale	$1,781	$1,646	$1,575
Mortgage loans	407	390	362
Alternative Investments	(60)	(56)	(32)
Policy loans	52	51	51
Other	21	12	3

Gross investment income	$2,201	$2,043	$1,959
Investment expenses	62	61	59

Net investment income	$2,139	$1,982	$1,900

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Realized gains on sales[1]	$50	$15	$31
Realized losses on sales[1]	(90)	(41)	(19)
Net realized derivative (losses) gains	(42)	120	(1,087)
Valuation losses and other	(3)	(11)	2
OTTI losses[2]	(26)	(1)	(5)

Net realized investment (losses) gains	$(111)	$82	$(1,078)

1	Proceeds from the sale of available-for-sale securities were $852 million, $466 million and $647 million during the years ended December 31, 2016, 2015 and 2014, respectively. Gross gains of $49 million, $11 million and $17 million and gross losses of $89 million, $36 million and $10 million were realized on sales of available-for-sale securities during the years ended December 31, 2016, 2015 and 2014, respectively.
2	OTTI on fixed maturity securities excludes $6 million, $2 million and $1 million of non-credit losses included in other comprehensive income for the years ended December 31, 2016, 2015 and 2014, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Cumulative credit losses at beginning of year[1]	$(224)	$(254)	$(272)
New credit losses	(22)	(1)	(2)
Incremental credit losses	—	—	(4)
Losses related to securities included in the beginning balance sold or paid down during the period	51	31	24

Cumulative credit losses at end of year[1]	$(195)	$(224)	$(254)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance and annuity products that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2016 and 2015, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2016
Derivatives designated and qualifying as hedging instruments	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$75	$2,078	$110	$1,681
Equity contracts	633	9,562	—	—
Total return swaps and other derivative contracts	—	—	2	2

Total derivatives[1]	$836	$12,582	$123	$1,971

December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[1]	$570	$9,006	$106	$1,150

1	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 million and $11 million, respectively, as of December 31, 2016 and 2015.

Of the $836 million and $570 million of fair value of total derivative assets at December 31, 2016 and 2015, $71 million and $48 million, respectively, are subject to master netting agreements. The Company received $660 million and $374 million of cash collateral and held $89 million and $99 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015. Of the $123 million and $106 million of fair value of total derivative liabilities at December 31, 2016 and 2015, $71 million and $48 million are subject to master netting agreements, respectively. The Company posted $151 million and $92 million of cash collateral and pledged securities with a fair value of $54 million and $64 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Derivatives not designated as hedging instruments:
Interest rate contracts	$13	$(141)	$142
Equity contracts	(81)	(257)	(79)
Total return swaps	—	(44)	(195)
Other derivative contracts	8	(6)	4
Net interest settlements	(2)	32	20

Total derivative losses[1]	$(62)	$(416)	$(108)
Change in embedded derivative liabilities and related fees[2]	20	536	(979)

Net realized derivative (losses) gains	$(42)	$120	$(1,087)

1	Included in total derivative losses are economic hedging (losses) gains of $(2) million, $(402) million and $941 million related to the guaranteed benefit annuity programs for the years ended December 31, 2016, 2015 and 2014, respectively. Included in total derivative (losses) gains for the year ended December 31, 2015 and 2014 are economic hedging gains (losses) of $52 million and $(1.0) billion related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the year ended December 31, 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. The annual review produced a favorable impact for the year ended December 31, 2014, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate public securities	—	27,845	209	28,054
Corporate private securities	—	4,747	1,064	5,811
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million as of December 31, 2016 of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net gains (losses)
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $157 million for future policy benefits and claims, $145 million for derivative assets, $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of the total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value has changed to conform with current period presentation as a result of new guidance.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in observability of pricing inputs used for certain corporate public and private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.
3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets[1]	83,466	1,323	361	85,150

Assets at fair value	$85,044	$37,028	$2,071	$124,143

Liabilities
Future policy benefits and claims	$—	$—	$65	$65
Derivative instruments - liabilities	—	100	6	106

Liabilities at fair value	$—	$100	$71	$171

1	Excludes $2.1 billion of separate account assets that use NAV as a practical expedient to estimate fair value, which presentation has changed to conform with the current period presentation as a result of new guidance. This included an investment in a mutual fund that was not redeemed until the guarantee period expired in 2016 with a net asset value of $1.7 billion. The investment strategy of this fund was to build a portfolio where the assets were sufficient to achieve a target portfolio value by the end of the guarantee period.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$354	$2,068	$264
Net (losses) gains
In operations[1]	(6)	—	(46)	7	(45)	(313)
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	—	247	144
Sales	(162)	—	(24)	—	(186)	(24)
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as practical expedient to estimate fair value has changed to conform with the current period presentation as a result of new guidance.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to the change in observability of pricing inputs used for certain corporate private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2016				December 31, 2015
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$9,760	$9,589	$—	$9,589	$8,396	$8,462	$—	$8,462
Policy loans	$989	$989	$—	$989	$993	$993	$—	$993
Other investments	$72	$72	$—	$72	$71	$71	$—	$71

Liabilities
Investment contracts	$31,431	$29,736	$—	$29,736	$27,301	$25,822	$—	$25,822
Short-term debt	$300	$300	$—	$300	$400	$400	$—	$400
Long-term debt	$707	$927	$920	$7	$707	$941	$934	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Liabilities:
Future policyholder benefits	$1,602	$1,637
Policyholder funds and accumulated dividends	138	138
Policyholder dividends payable	20	21
Policyholder dividend obligation	100	99
Other policy obligations and liabilities	38	35

Total liabilities	$1,898	$1,930

Assets:
Available-for-sale securities	$1,286	$1,316
Mortgage loans, net of allowance	223	235
Policy loans	138	146
Other assets	98	71

Total assets	$1,745	$1,768

Excess of reported liabilities over assets	$153	$162

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$7	$(53)
Adjustment to policyholder dividend obligation	(7)	53

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$153	$162

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,286	$1,316
Amortized cost	1,212	1,249
Shadow policyholder dividend obligation	(74)	(67)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2016	2015	2014
Revenues:
Premiums	$56	$58	$61
Net investment income	84	87	93
Realized investment (losses) gains	(3)	1	1
Realized losses credited to policyholder benefit obligation	(1)	(5)	(5)

Total revenues	$136	$141	$150

Benefits and expenses:
Policy and contract benefits	$125	$122	$124
Change in future policyholder benefits and interest credited to policyholder accounts	(36)	(33)	(34)
Policyholder dividends	40	40	43
Change in policyholder dividend obligation	(8)	(4)	(1)
Other expenses	1	1	2

Total benefits and expenses	$122	$126	$134

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$15	$16
Federal income tax expense	5	5	6

Revenues, net of benefits and expenses and federal income tax expense	$9	$10	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$162	$172	$182
Change during period	(9)	(10)	(10)

End of period	$153	$162	$172

Cumulative closed block earnings from inception through December 31, 2016, 2015 and 2014 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $26 million, $32 million and $32 million as of December 31, 2016, 2015 and 2014, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $300 million and $400 million outstanding under the agreement as of December 31, 2016 and 2015, respectively, with a weighted average interest rate of 0.72% and 0.45%, respectively.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

In March 2016, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 24, 2017, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.1 billion and $6.7 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2016 and 2015, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The amount of interest paid on short-term debt was immaterial in 2016, 2015 and 2014.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2016	2015
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	7

Total long-term debt	$707	$707

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2016, 2015 and 2014. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2016	2015	2014
Current tax expense	$61	$76	$5
Deferred tax expense (benefit)	65	217	(152)

Total tax expense (benefit)	$126	$293	$(147)

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2016		2015		2014
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$316	35%	$430	35%	$(46)	35%
Dividends received deduction	(144)	(16)%	(118)	(10)%	(87)	66%
Tax credits	(81)	(9)%	(63)	(5)%	(53)	41%
Noncontrolling interest	32	4%	33	3%	33	(25)%
Other, net	3	—%	11	1%	6	(5)%

Total	$126	14%	$293	24%	$(147)	112%

The Company’s current federal income tax liability was $52 million and $61 million as of December 31, 2016 and 2015, respectively.

The Company made $7 million, $33 million and immaterial payments for the years ended December 31, 2016, 2015 and 2014, respectively.

During 2016 and 2015, the Company recorded a tax benefit of $6 million and $1 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2016, the Company had $254 million in low-income-housing credit carryforwards, which expire between 2024 and 2036, $268 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $77 million in foreign tax credit carryforwards, which expire between 2017 and 2025. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Deferred tax assets
Future policy benefits and claims	$953	$825
Tax credit carryforwards	599	483
Derivatives, including embedded derivatives	21	120
Other	383	411

Gross deferred tax assets	$1,956	$1,839
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,939	$1,822

Deferred tax liabilities
Deferred policy acquisition costs	$1,577	$1,502
Available-for-sale securities	536	315
Other	278	249

Gross deferred tax liabilities	$2,391	$2,066

Net deferred tax liability	$452	$244

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2016	2015	2014
Balance at beginning of period	$36	$38	$36
Additions for current year tax positions	1	1	3
Additions for prior year tax positions	1	—	—
Reductions for prior years tax positions	(2)	(3)	(1)

Balance at end of period	$36	$36	$38

The Company believes it is reasonably possible that the liability for unrecognized tax benefits could decrease $15 million within the next 12 months as a result of IRS exam settlement.

The Company files consolidated income tax returns in the U.S. federal jurisdiction and various state jurisdictions. NMIC and its eligible subsidiaries are no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. NLIC and its eligible subsidiaries are no longer subject to examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 and 2012. Any adjustments that may result from either IRS examination of tax returns or appeals settlement are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million as of December 31, 2016 and 2015, which also allowed NLIC to admit additional deferred tax assets of $8 million as of December 31, 2016 and 2015.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million and $64 million as of December 31, 2016 and 2015, respectively, which also reduced NLIC’s admitted deferred tax assets by $15 million and $10 million as of December 31, 2016 and 2015, respectively.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2016	2015	2014
Statutory net income (loss)
NLIC	$751	$167	$341
NLAIC	$(227)	$(99)	$(122)

Statutory capital and surplus
NLIC	$5,208	$4,567	$4,408
NLAIC	$968	$735	$691

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2016, 2015 and 2014 NLIC did not pay any dividends to NFS. As of January 1, 2017, NLIC has the ability to pay dividends to NFS totaling $751 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2016, 2015 and 2014, the Company was allocated costs from NMIC and NSC totaling $277 million, $289 million and $275 million, respectively.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $19 million, $18 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.3 billion as of December 31, 2016 and 2015, respectively. Total revenues from these contracts were $127 million, $129 million and $131 million for the years ended December 31, 2016, 2015 and 2014, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111 million, $106 million and $109 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $209 million for the years ended December 31, 2016 and 2015 and $208 million for the years ended 2014, while benefits, claims and expenses ceded during these years were $185 million, $207 million and $217 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2016 and 2015, customer allocations to NFG funds totaled $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2016, 2015 and 2014, NFG paid the Company $199 million, $196 million and $185 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $899 million and $501 million as of December 31, 2016 and 2015, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2016, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $65 million, $63 million and $57 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $332 million, $238 million and $142 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $11 million, $14 million and $18 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory matters. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor (“DOL”), the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2016	2015	2014
Premiums
Direct	$1,011	$1,144	$1,178
Assumed from other companies	—	—	—
Ceded to other companies	(369)	(358)	(347)

Net	$642	$786	$831

Life, accident and health insurance in force
Direct	$275,404	$260,465	$241,936
Assumed from other companies	2	5	5
Ceded to other companies	(61,674)	(60,976)	(59,588)

Net	$213,732	$199,494	$182,353

Amounts recoverable under reinsurance contracts totaled $683 million, $647 million and $704 million as of December 31, 2016, 2015 and 2014, respectively, and are included in other assets in the consolidated balance sheets.

(18) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods while deferred fixed indexed annuity contracts generate a return for the customer based o market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable and fixed annuities.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$1,313	107	941	—	$2,361
Premiums	309	—	296	37	642
Net investment income	713	791	624	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(299)	(299)
Other revenues[2]	—	—	—	14	14

Total revenues	$2,335	$898	$1,861	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder accounts[3]	$424	531	260	30	$1,245
Benefits and claims[4]	487	—	758	32	1,277
Amortization of DAC	235	4	197	(3)	433
Other expenses, net of deferrals	333	181	321	163	998

Total benefits and expenses	$1,479	$716	$1,536	$222	$3,953

Income before federal income taxes and noncontrolling interests	$856	182	325	(459)	$904

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	—	(91)

Pre-tax operating earnings (loss)	$856	$182	$325	$(75)

Assets as of year end	$79,199	$32,239	$33,863	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	$111	$846	$—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	$494	$236	$20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	$199	$306	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	—	(96)

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	11
Less: net loss attributable to noncontrolling interest	—	—	—	(94)

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2016 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$596	$645	$645
Obligations of states, political subdivisions and foreign governments	2,454	2,696	2,696
Public utilities	4,396	4,508	4,508
All other corporate, mortgage-backed and asset-backed securities	35,078	35,841	35,841

Total fixed maturity securities, available-for-sale	$42,524	$43,690	$43,690
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$2	$2	$2
Nonredeemable preferred stocks	—	8	8

Total equity securities, available-for-sale	$2	$10	$10
Trading assets	54	54	54
Mortgage loans, net of allowance	9,793		9,760	[1]
Policy loans	989		989
Other investments	1,047		1,047
Short-term investments	1,944		1,944

Total investments	$56,353		$57,494

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III         Supplementary Insurance Information

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2016
IPS - Annuity	$3,309	$18,007			$309
Retirement Plans	229	17,443			—
IPS - Life and NBSG	2,081	14,614			296
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2016
IPS - Annuity	$713	$1,074	$235	333
Retirement Plans	791	531	4	181
IPS - Life and NBSG	624	1,037	197	321
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS - Annuity	$591	$1,257	$13	$334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V         Valuation and Qualifying Accounts

Years ended December 31, 2016, 2015 and 2014 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

1	Amounts generally represent payoffs, sales and recoveries.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Multi-Flex Variable Account:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2016.
Statement of Operations for the year ended December 31, 2016.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2016 and 2015.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2016, 2015 and 2014.
Consolidated Balance Sheets as of December 31, 2016 and 2015.
Consolidated Statements of Equity as of December 31, 2016, 2015 and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 22 on April 27, 2007 (File No. 33-23905) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of contracts between the Registrant and SDI as Principal Underwriter - Filed previously with Post-Effective Amendment No. 30 on November 16, 2000 (File No. 2-75174) and hereby incorporated by reference.
(4)	Variable Annuity Contract – Filed previously with Post-Effective Amendment No. 39 on April 27, 2007 (File No. 2-75174) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously with Post-Effective Amendment No. 39 on April 27, 2007 (File No. 2-75174) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended and Restated Articles of Incorporation for Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(7)	Not Applicable
(8)	Applicable Fund Participation Agreements

The following Fund Participation Agreements were filed previously with Pre-Effective Amendment No. 1 on July 17, 2007 (File No. 333-140608 under Exhibit 26(h)), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(4)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(5)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(8)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust (formerly, Neuberger Berman Management, Inc.) dated January 1, 2006, under document "neuberfpa99h13.htm".
The following Fund Participation Agreements were filed previously with Pre-Effective Amendment No. 3 on September 27, 2007 (File No. 333-137202 under Exhibit 26(h)), and are hereby incorporated by reference.
(9)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".
(10)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002, as amended, as document "roycefpa.htm".
The following Fund Participation Agreement was filed previously with Post-Effective Amendment No. 20 on April 18, 2008 (File No. 333-62692 under Exhibit 24(b)) and is hereby incorporated by reference.
(11)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001, as document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was filed previously with Post-Effective Amendment No. 30 on April 22, 2008 (File No. 333-28995 under Exhibit 24(b)) and is hereby incorporated by reference.
(12)	Fund Participation Agreement Security Distributors, Inc. and Security Benefit Life Insurance Company dated June 9, 2006, as amended, as document "sbl_fpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Underlying Mutual Fund Service Fee Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously with Post-Effective Amendment No. 39 on April 27, 2007 (File No. 2-75174) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Distribution and Sales	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Digital Marketing	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2017, was 113 and 2 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Security Distributors, LLC ("SDL")
(a)	Security Distributors, LLC ("SDL"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
And of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(b)	Directors and Officers of SDL:

David Byrnes	President
Marsha Johnston	Treasurer
Justin Jacquinot	Senior Vice President, Direct Relationships
Kevin M. Watt	Senior Vice President
Kenneth J. Rathke	Senior Vice President
Michael K. Reidy	Senior Vice President
Kurt E. Auleta	Vice President, Sales Operations
James J. Kiley	Vice President, Education Markets
Paula K. Dell	Vice President
Christopher D. Swickard	Vice President and Secretary
Donald A. Wiley	Vice President
James R. Schmank	Vice President
Mark W. Turner	Vice President, Education Markets
Carmen R. Hill	Second Vice President and Assistant Secretary
Kimberley A. Brown	Assistant Vice President
Yolande C. Nichols	Chief Compliance Officer
Gregory Garhart	AML Compliance Officer
Susan J. Lacey	Assistant Treasurer
SDL's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, LLC	$287,087	$0	$0	$0
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 13, 2017.
Nationwide Multi-Flex Variable Account
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 13, 2017.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact